(WFA Small to Mid Cap Stock Funds - Class R6) | (Wells Fargo Advantage Common Stock Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Common Stock Fund)	Class R6 (WFA Small to Mid Cap Stock Funds - Class R6)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Common Stock Fund)		Class R6 (WFA Small to Mid Cap Stock Funds - Class R6)
Management Fees		0.72%
Distribution (12b-1) Fees		none
Other Expenses		0.11%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		0.84%
Fee Waiver		none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.84%
[1]	The Adviser has committed through January 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.85% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Common Stock Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6 (WFA Small to Mid Cap Stock Funds - Class R6)	86	268	466	1,037

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 30% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in common stocks and up to 25% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments. We invest principally in common stocks of small-and medium-capitalization foreign and domestic companies, which we define as those with market capitalizations falling within the ranges of the Russell 2000�� Index and the Russell Midcap�� Index. The ranges of the Russell 2000�� Index and the Russell Midcap�� Index were approximately $101 million to $2.6 billion and $1.3 billion to $20.8 billion respectively, as of May 31, 2012, and are expected to change frequently.

We invest principally in common stocks of small-and medium-capitalization companies that we believe are underpriced yet have attractive growth prospects. Our analysis is based on the determination of a company's "private market price," which is the price an investor would be willing to pay for the entire company. We determine a company's private market price based upon several different types of analysis. We carry out a fundamental analysis of a company's cash flows, asset valuations, competitive factors, and other industry specific factors. We also gauge the company's management strength, financial health, and growth potential in determining a company's private market price. We place an emphasis on company management, even meeting with management in certain situations. Finally, we focus on the long-term strategic direction of the company. We then compare the private market price as determined by these factors to the company's public market capitalization, and invest in the securities of those companies where we believe there is a significant gap between the two.

We may sell an investment when its price no longer compares favorably with the company's private market price. In addition, we may choose to sell an investment where the fundamentals deteriorate or the strategy of the management or the management itself changes.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Class R6	[1]

Highest Quarter: 2nd Quarter 2009 +20.42%

Lowest Quarter:  4th Quarter 2008 -25.75%

Year-to-date total return as of 3/31/2013 +9.74%

Average Annual Total Returns for the periods ended 12/31/2012	[2]
Average Annual Total Returns (Wells Fargo Advantage Common Stock Fund) (WFA Small to Mid Cap Stock Funds - Class R6)	Inception Date of Share Class	1 Year	5 Year	10 Year
Class R6	Jun 28, 2013	18.73%	6.01%	11.18%
Russell 2500��� Index (reflects no deduction for fees, expenses, or taxes)		17.88%	4.34%	10.49%

(WFA Small to Mid Cap Stock Funds - Class R6) | (Wells Fargo Advantage Discovery Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Discovery Fund)	Class R6 (WFA Small to Mid Cap Stock Funds - Class R6)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Discovery Fund)		Class R6 (WFA Small to Mid Cap Stock Funds - Class R6)
Management Fees		0.71%
Distribution (12b-1) Fees		none
Other Expenses		0.10%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		0.82%
Fee Waiver		none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.82%
[1]	The Adviser has committed through January 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.84% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Discovery Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6 (WFA Small to Mid Cap Stock Funds - Class R6)	84	262	455	1,014

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 104% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small- and medium-capitalization companies and up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

We invest in equity securities of small- and medium-capitalization companies that we believe offer favorable opportunities for growth. We define small- and medium capitalization companies as those with market capitalizations at the time of purchase equal to or lower than the company with the largest market capitalization in the Russell Midcap�� Index, which was approximately $20.8 billion as of May 31, 2012, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.

We seek to identify companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. Price objectives are determined based on industry specific valuation methodologies including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization) and free cash flow yield. In addition to meeting with management, we take a surround the company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e. our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects, reaches our target price, or to take advantage of a better investment opportunity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Sector Emphasis Risk. Investing a substantial portion of the Fund's assets in related industries or sectors may have greater risks because companies in these sectors may share common characteristics and may react similarly to market developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Class R6	[1]

Highest Quarter: 2nd Quarter 2008 +17.61%

Lowest Quarter:  4th Quarter 2008 -29.25%

Year-to-date total return as of 3/31/2013 +12.80%

Average Annual Total Returns for the periods ended 12/31/2012	[2]
Average Annual Total Returns (Wells Fargo Advantage Discovery Fund) (WFA Small to Mid Cap Stock Funds - Class R6)	Inception Date of Share Class	1 Year	5 Year	10 Year
Class R6	Jun 28, 2013	16.28%	4.61%	11.59%
Russell 2500��� Growth Index (reflects no deduction for fees, expenses, or taxes)		16.13%	4.07%	10.55%

(WFA Small to Mid Cap Stock Funds - Class R6) | (Wells Fargo Advantage Special Mid Cap Value Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Special Mid Cap Value Fund)	Class R6 (WFA Small to Mid Cap Stock Funds - Class R6)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Special Mid Cap Value Fund)		Class R6 (WFA Small to Mid Cap Stock Funds - Class R6)
Management Fees		0.70%
Distribution (12b-1) Fees		none
Other Expenses		0.12%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		0.83%
Fee Waiver		none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.83%
[1]	The Adviser has committed through January 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.82% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Special Mid Cap Value Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6 (WFA Small to Mid Cap Stock Funds - Class R6)	85	265	460	1,025

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 87% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of medium-capitalization companies. We invest principally in equity securities of medium-capitalization companies, which we define as securities of companies with market capitalizations within the range of the Russell Midcap�� Index. The market capitalization range of the Russell Midcap Index�� was from approximately $1.3 billion to $20.8 billion, as of May 31, 2012, and is expected to change frequently.

We look for significantly undervalued companies that we believe have the potential for above average capital growth with below average risk. Rigorous fundamental research drives our search for undervalued, high quality companies, defined as industry leaders with strong balance sheets and superior cash flows. We utilize quantitative screens to narrow the investment universe by assessing companies' financial statement strength and looking for high cash flows and low financial leverage. Through detailed qualitative research, we then identify stocks valued below their estimated intrinsic value with hidden opportunities for above-average appreciation. Typical investments include stocks of companies that have low price-to-earnings ratios, are generally out of favor in the marketplace, are selling significantly below their stated or replacement book value or are undergoing a reorganization or other corporate action that may create above-average price appreciation. We regularly review the investments of the portfolio and may sell a portfolio holding when a stock's price nears its intrinsic value appreciation target, the macro environment becomes unfavorable, short-term downside risks increase, the company's fundamentals have deteriorated or we identify a more attractive investment opportunity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Class R6	[1]

Highest Quarter: 2nd Quarter 2003 +21.73%

Lowest Quarter:  4th Quarter 2008 -21.80%

Year-to-date total return as of 3/31/2013 +14.67%

Average Annual Total Returns for the periods ended 12/31/2012	[2]
Average Annual Total Returns (Wells Fargo Advantage Special Mid Cap Value Fund) (WFA Small to Mid Cap Stock Funds - Class R6)	Inception Date of Share Class	1 Year	5 Year	10 Year
Class R6	Jun 28, 2013	18.91%	5.82%	10.76%
Russell Midcap�� Value Index (reflects no deduction for fees, expenses, or taxes)		18.51%	3.79%	10.63%

(WFA Small Cap Value Fund - Class R6) | (Wells Fargo Advantage Small Cap Value Fund)
Investment Objective The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Small Cap Value Fund)	Class R6 (WFA Small Cap Value Fund - Class R6)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Small Cap Value Fund)		Class R6 (WFA Small Cap Value Fund - Class R6)
Management Fees		0.74%
Distribution (12b-1) Fees		none
Other Expenses		0.12%
Acquired Fund Fees and Expenses		0.02%
Total Annual Fund Operating Expenses		0.88%
Fee Waiver		0.01%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.87%
[1]	The Adviser has committed through February 28, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.85% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Small Cap Value Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6 (WFA Small Cap Value Fund - Class R6)	89	279	486	1,082

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of small-capitalization companies; and

  up to 30% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500��� Index at the time of purchase. The market capitalization range of the Russell 2500��� Index was $101 million to $6.345 billion, as of May 31, 2012, and is expected to change frequently. We may also invest in equity securities of foreign issuers including ADRs and similar investments. As a hedging strategy, the Fund may write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future. Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore, we may use options to enhance return.

We employ a multi-faceted investment process that consists of quantitative idea generation and rigorous fundamental research. This process involves identifying companies that we believe exhibit attractive valuation characteristics and warrant further research. We then conduct fundamental research to find securities in small-capitalization companies with a positive dynamic for change that could move the price of such securities higher. The positive dynamic may include a change in management team, a new product or service, corporate restructuring, an improved business plan, a change in the regulatory environment, or the right time for the industry in its market cycle. We typically sell a security when its fundamentals deteriorate, its relative valuation versus the peer group and market becomes expensive, or for risk management considerations. We believe the combination of buying the securities of undervalued small-capitalization companies with positive dynamics for change limits our downside risk while allowing us to potentially participate in significant upside appreciation in the price of such securities.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. Use of hedging techniques cannot protect against exchange rate risk perfectly. If the Fund's adviser is incorrect in its judgment of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Options Risk. An investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A Fund that purchases options is subject to the risk of a complete loss of premiums, while a Fund that writes options could be in a worse position than it would have been had it not written the option. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Class R6	[1]

Highest Quarter: 2nd Quarter 2003 +22.53%

Lowest Quarter:  4th Quarter 2008 -24.80%

Year-to-date total return as of 3/31/2013 +9.78%

Average Annual Total Returns for the periods ended 12/31/2012	[2]
Average Annual Total Returns (Wells Fargo Advantage Small Cap Value Fund) (WFA Small Cap Value Fund - Class R6)	Inception Date of Share Class	1 Year	5 Year	10 Year
Class R6	Jun 28, 2013	13.63%	3.61%	11.84%
Russell 2000�� Value Index (reflects no deduction for fees, expenses, or taxes)		18.05%	3.55%	9.50%

(WFA International Equity Funds - Class R6) | (Wells Fargo Advantage Emerging Markets Equity Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Emerging Markets Equity Fund)	Class R6 (WFA International Equity Funds - Class R6)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Emerging Markets Equity Fund)		Class R6 (WFA International Equity Funds - Class R6)
Management Fees		1.02%
Distribution (12b-1) Fees		none
Other Expenses		0.17%
Acquired Fund Fees and Expenses		0.02%
Total Annual Fund Operating Expenses		1.21%
Fee Waiver		0.01%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.20%
[1]	The Adviser has committed through February 28, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.18% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Emerging Markets Equity Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6 (WFA International Equity Funds - Class R6)	122	382	663	1,464

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in emerging market equity securities.

We invest principally in equity or other listed securities of emerging market companies. We consider emerging market companies to include companies that are traded in, have their primary operations in, are domiciled in or derive a majority of their revenue from emerging market countries as defined by the MSCI Emerging Markets Index. We may use futures to manage risk or to enhance return. The Fund may have exposure to stocks across all capitalizations and styles and will be diversified across countries and sectors.

Utilizing a bottom-up stock selection process, we seek to invest in quality companies at prices below their intrinsic value. From the available stock universe we focus only on those quality companies that are able to sustain high profitability over a long period of time for reasons we can understand. Such companies not only create value for investors from profitable investment of retained earnings and dividend payout, but also preserve value and protect investors from the risk of permanent capital loss. Among the characteristics we seek in high-quality companies are strong competitive position, demonstrable financial strength and profitability, quality management dedicated to public shareholders' interest, and favorable growth prospect supported by major long-term trends. We place an equal emphasis on understanding each company's intrinsic value and will only invest when a company's stock trades at a meaningful discount to this value. We do not attempt to anticipate or react to short term market fluctuations, but instead seek to take advantage of periodic market inefficiencies to buy the high quality companies at prices below our assessment of their intrinsic value. We have a disciplined approach to the monitoring and sale of holdings and our decisions to trim or sell out of positions may be triggered when a stock price exceeds its intrinsic value or when there is a material deterioration in the fundamentals of the company.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Larger Company Securities Risk. Securities of companies with larger market capitalizations may underperform securities of companies with smaller and mid-sized market capitalizations in certain economic environments.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regional Risk. The Fund's investments may be concentrated in a specific geographical region and thus, may be more adversely affected by events in that region than investments of a fund that does not have such a regional focus.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Class R6	[1]

Highest Quarter: 2nd Quarter 2009 +31.91%

Lowest Quarter:  3rd Quarter 2008 -24.75%

Year-to-date total return as of 3/31/2013 -1.64%

Average Annual Total Returns for the periods ended 12/31/2012	[2]
Average Annual Total Returns (Wells Fargo Advantage Emerging Markets Equity Fund) (WFA International Equity Funds - Class R6)	Inception Date of Share Class	1 Year	5 Year	10 Year
Class R6	Jun 28, 2013	12.94%	1.69%	18.15%
MSCI Emerging Markets Index (Net) (reflects no deduction for fees, expenses, or taxes)		18.22%	(0.92%)	16.52%

(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target Today Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target Today Index���.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target Today Fund)	Class R (WFA Dow Jones Target Date Funds - Class R)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target Today Fund)		Class R (WFA Dow Jones Target Date Funds - Class R)
Management Fees		0.24%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.59%
Acquired Fund Fees and Expenses		0.25%
Total Annual Fund Operating Expenses		1.33%
Fee Waiver		0.27%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.06%
[1]	The Adviser has committed through June 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target Today Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R (WFA Dow Jones Target Date Funds - Class R)	108	367	676	1,553

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target Today Index���.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target Today Index���. Similar to the methodology of the index, the Fund's investment strategy is to maintain a relatively fixed level of potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. The Wells Fargo Advantage Dow Jones Target Today Fund is the most conservative Fund within the Wells Fargo Advantage Dow Jones Target Date Funds series. Within the series, each Fund's target year serves as a guide to the relative market risk exposure of the Fund's allocation of assets among equity, fixed income and money market instruments asset classes, and your decision to invest in this or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "Today" designation in the Fund's name corresponds to the naming convention of the Dow Jones Target Today Index���, an index designed to represent the targeted level of relative market risk exposure 10 years past a dated Fund's targeted year. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time. In addition, there is no guarantee that an investor's investment in the Fund will provide income adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target Today Index��� by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target Today Index���, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target Today Index���. As of February 28, 2013, the Dow Jones Target Today Index��� included equity, fixed income and money market securities in the weights of 15%, 80% and 5%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Class R	[3]

Highest Quarter: 2nd Quarter 2003 +7.24%

Lowest Quarter:  3rd Quarter 2008 -3.37%

Year-to-date total return as of 3/31/2013 is +0.18%

Average Annual Total Returns for the periods ended 12/31/2012	[4]
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target Today Fund) (WFA Dow Jones Target Date Funds - Class R)	Inception Date of Share Class	1 Year	5 Year	10 Year
Class R	Jun 29, 2013	(1.47%)	3.02%	4.42%
Dow Jones Global Target Today Index (reflects no deduction for fees, expenses, or taxes)		5.44%	5.29%	6.05%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	5.18%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	7.68%

(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2010 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2010 Index���.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2010 Fund)	Class R (WFA Dow Jones Target Date Funds - Class R)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2010 Fund)		Class R (WFA Dow Jones Target Date Funds - Class R)
Management Fees		0.24%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.58%
Acquired Fund Fees and Expenses		0.26%
Total Annual Fund Operating Expenses		1.33%
Fee Waiver		0.25%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.08%
[1]	The Adviser has committed through June 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2010 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R (WFA Dow Jones Target Date Funds - Class R)	110	371	680	1,557

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2010 Index���.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2010 Index���. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2010 Index���. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2010 Index��� by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2010 Index���, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2010 Index���. As the Fund has now reached its target year, its risk exposure approaches 27% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2010 Index��� included equity, fixed income and money market securities in the weights of 23%, 73% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Class R	[3]

Highest Quarter: 2nd Quarter 2003 +9.19%

Lowest Quarter:  3rd Quarter 2008 -5.59%

Year-to-date total return as of 3/31/2013 is +0.83%

Average Annual Total Returns for the periods ended 12/31/2012	[4]
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2010 Fund) (WFA Dow Jones Target Date Funds - Class R)	Inception Date of Share Class	1 Year	5 Year	10 Year
Class R	Jun 29, 2013	(0.61%)	2.18%	4.88%
Dow Jones Global Target 2010 Index (reflects no deduction for fees, expenses, or taxes)		6.40%	4.42%	7.25%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	5.18%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	7.68%

(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2015 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2015 Index���.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2015 Fund)	Class R (WFA Dow Jones Target Date Funds - Class R)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2015 Fund)		Class R (WFA Dow Jones Target Date Funds - Class R)
Management Fees		0.24%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.58%
Acquired Fund Fees and Expenses		0.26%
Total Annual Fund Operating Expenses		1.33%
Fee Waiver		0.24%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.09%
[1]	The Adviser has committed through June 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2015 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R (WFA Dow Jones Target Date Funds - Class R)	111	373	682	1,558

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2015 Index���.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2015 Index���. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2015 Index���. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2015 Index��� by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2015 Index���, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2015 Index���. By the time the Fund reaches its target year in 2015, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2015 Index��� included equity, fixed income and money market securities in the weights of 32%, 64% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Class R	[5]

Highest Quarter: 2nd Quarter 2009 +10.10%

Lowest Quarter:  4th Quarter 2008 -7.20%

Year-to-date total return as of 3/31/2013 is +1.78%

Average Annual Total Returns for the periods ended 12/31/2012	[6]
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2015 Fund) (WFA Dow Jones Target Date Funds - Class R)	Inception Date of Share Class	1 Year	5 Year	Since Inception
Class R	Jun 28, 2013	6.87%	3.08%	3.34%	[1]
Dow Jones Global Target 2015 Index (reflects no deduction for fees, expenses, or taxes)		7.65%	3.85%	4.15%	[1]
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	6.49%	[1]
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	1.51%	[1]
[1]	Performance Since 6/29/2007

(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2020 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2020 Index���.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2020 Fund)	Class R (WFA Dow Jones Target Date Funds - Class R)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2020 Fund)		Class R (WFA Dow Jones Target Date Funds - Class R)
Management Fees		0.22%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.58%
Acquired Fund Fees and Expenses		0.26%
Total Annual Fund Operating Expenses		1.31%
Fee Waiver		0.20%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.11%
[1]	The Adviser has committed through June 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2020 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R (WFA Dow Jones Target Date Funds - Class R)	113	375	679	1,543

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2020 Index���.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2020 Index���. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2020 Index���. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2020 Index��� by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2020 Index���, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2020 Index���. By the time the Fund reaches its target year in 2020, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2020 Index��� included equity, fixed income and money market securities in the weights of 44%, 52% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Class R	[3]

Highest Quarter: 2nd Quarter 2009 +12.41%

Lowest Quarter:  4th Quarter 2008 -10.77%

Year-to-date total return as of 3/31/2013 is +3.01%

Average Annual Total Returns for the periods ended 12/31/2012	[4]
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2020 Fund) (WFA Dow Jones Target Date Funds - Class R)	Inception Date of Share Class	1 Year	5 Year	10 Year
Class R	Jun 29, 2013	2.12%	1.22%	5.44%
Dow Jones Global Target 2020 Index (reflects no deduction for fees, expenses, or taxes)		9.23%	3.32%	8.45%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	5.18%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	7.68%

(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2025 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2025 Index���.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2025 Fund)	Class R (WFA Dow Jones Target Date Funds - Class R)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2025 Fund)		Class R (WFA Dow Jones Target Date Funds - Class R)
Management Fees		0.23%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.57%
Acquired Fund Fees and Expenses		0.26%
Total Annual Fund Operating Expenses		1.31%
Fee Waiver		0.20%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.11%
[1]	The Adviser has committed through June 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2025 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R (WFA Dow Jones Target Date Funds - Class R)	113	375	679	1,543

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2025 Index���.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2025 Index���. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2025 Index���. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2025 Index��� by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2025 Index���, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2025 Index���. By the time the Fund reaches its target year in 2025, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2025 Index��� included equity, fixed income and money market securities in the weights of 56%, 40% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Class R	[5]

Highest Quarter: 2nd Quarter 2009 +15.11%

Lowest Quarter:  4th Quarter 2008 -14.31%

Year-to-date total return as of 3/31/2013 is +4.20%

Average Annual Total Returns for the periods ended 12/31/2012	[6]
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2025 Fund) (WFA Dow Jones Target Date Funds - Class R)	Inception Date of Share Class	1 Year	5 Year	Since Inception
Class R	Jun 28, 2013	10.22%	2.40%	2.22%	[1]
Dow Jones Global Target 2025 Index (reflects no deduction for fees, expenses, or taxes)		10.94%	2.92%	2.89%	[1]
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	6.49%	[1]
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	1.51%	[1]
[1]	Performance Since 6/29/2007

(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2030 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2030 Index���.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2030 Fund)	Class R (WFA Dow Jones Target Date Funds - Class R)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2030 Fund)		Class R (WFA Dow Jones Target Date Funds - Class R)
Management Fees		0.22%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.58%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		1.32%
Fee Waiver		0.20%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.12%
[1]	The Adviser has committed through June 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2030 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R (WFA Dow Jones Target Date Funds - Class R)	114	378	684	1,554

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2030 Index���.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2030 Index���. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2030 Index���. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2030 Index��� by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2030 Index���, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2030 Index���. By the time the Fund reaches its target year in 2030, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2030 Index��� included equity, fixed income and money market securities in the weights of 68%, 28% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Class R	[3]

Highest Quarter: 2nd Quarter 2009 +17.61%

Lowest Quarter:  4th Quarter 2008 -17.43%

Year-to-date total return as of 3/31/2013 is +5.37%

Average Annual Total Returns for the periods ended 12/31/2012	[4]
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2030 Fund) (WFA Dow Jones Target Date Funds - Class R)	Inception Date of Share Class	1 Year	5 Year	10 Year
Class R	Jun 29, 2013	5.28%	0.55%	5.90%
Dow Jones Global Target 2030 Index (reflects no deduction for fees, expenses, or taxes)		12.56%	2.52%	9.40%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	5.18%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	7.68%

(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2035 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2035 Index���.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2035 Fund)	Class R (WFA Dow Jones Target Date Funds - Class R)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2035 Fund)		Class R (WFA Dow Jones Target Date Funds - Class R)
Management Fees		0.24%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.58%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		1.34%
Fee Waiver		0.21%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.13%
[1]	The Adviser has committed through June 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2035 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R (WFA Dow Jones Target Date Funds - Class R)	115	382	693	1,575

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2035 Index���.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2035 Index���. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2035 Index���. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2035 Index��� by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2035 Index���, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2035 Index���. By the time the Fund reaches its target year in 2035, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2035 Index��� included equity, fixed income and money market securities in the weights of 79%, 17% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Class R	[5]

Highest Quarter: 2nd Quarter 2009 +19.42%

Lowest Quarter:  4th Quarter 2008 -19.38%

Year-to-date total return as of 3/31/2013 is +6.40%

Average Annual Total Returns for the periods ended 12/31/2012	[6]
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2035 Fund) (WFA Dow Jones Target Date Funds - Class R)	Inception Date of Share Class	1 Year	5 Year	Since Inception
Class R	Jun 28, 2013	13.18%	1.75%	1.39%	[1]
Dow Jones Global Target 2035 Index (reflects no deduction for fees, expenses, or taxes)		13.92%	2.22%	1.98%	[1]
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	6.49%	[1]
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	1.51%	[1]
[1]	Performance Since 6/29/2007

(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2040 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2040 Index���.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2040 Fund)	Class R (WFA Dow Jones Target Date Funds - Class R)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2040 Fund)		Class R (WFA Dow Jones Target Date Funds - Class R)
Management Fees		0.23%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.58%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		1.33%
Fee Waiver		0.20%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.13%
[1]	The Adviser has committed through June 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2040 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R (WFA Dow Jones Target Date Funds - Class R)	115	381	690	1,566

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2040 Index���.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2040 Index���. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2040 Index���. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2040 Index��� by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2040 Index���, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2040 Index���. By the time the Fund reaches its target year in 2040, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2040 Index��� included equity, fixed income and money market securities in the weights of 86%, 10% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Class R	[3]

Highest Quarter: 2nd Quarter 2009 +20.62%

Lowest Quarter:  4th Quarter 2008 -20.87%

Year-to-date total return as of 3/31/2013 is +7.17%

Average Annual Total Returns for the periods ended 12/31/2012	[4]
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2040 Fund) (WFA Dow Jones Target Date Funds - Class R)	Inception Date of Share Class	1 Year	5 Year	10 Year
Class R	Jun 29, 2013	7.43%	0.18%	6.41%
Dow Jones Global Target 2040 Index (reflects no deduction for fees, expenses, or taxes)		14.88%	2.09%	9.61%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	5.18%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	7.68%

(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2045 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2045 Index���.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2045 Fund)	Class R (WFA Dow Jones Target Date Funds - Class R)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2045 Fund)		Class R (WFA Dow Jones Target Date Funds - Class R)
Management Fees		0.25%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.60%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		1.37%
Fee Waiver		0.24%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.13%
[1]	The Adviser has committed through June 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2045 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R (WFA Dow Jones Target Date Funds - Class R)	115	385	703	1,603

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2045 Index���.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2045 Index���. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2045 Index���. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2045 Index��� by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2045 Index���, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2045 Index���. By the time the Fund reaches its target year in 2045, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2045 Index��� included equity, fixed income and money market securities in the weights of 90%, 6% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Class R	[5]

Highest Quarter: 2nd Quarter 2009 +20.43%

Lowest Quarter:  4th Quarter 2008 -20.31%

Year-to-date total return as of 3/31/2013 is +7.61%

Average Annual Total Returns for the periods ended 12/31/2012	[6]
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2045 Fund) (WFA Dow Jones Target Date Funds - Class R)	Inception Date of Share Class	1 Year	5 Year	Since Inception
Class R	Jun 28, 2013	14.64%	1.75%	1.32%	[1]
Dow Jones Global Target 2045 Index (reflects no deduction for fees, expenses, or taxes)		15.32%	2.12%	1.83%	[1]
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	6.49%	[1]
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	1.51%	[1]
[1]	Performance Since 6/29/2007

(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2050 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2050 Index���.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2050 Fund)	Class R (WFA Dow Jones Target Date Funds - Class R)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2050 Fund)		Class R (WFA Dow Jones Target Date Funds - Class R)
Management Fees		0.24%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.59%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		1.35%
Fee Waiver		0.22%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.13%
[1]	The Adviser has committed through June 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2050 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R (WFA Dow Jones Target Date Funds - Class R)	115	383	696	1,584

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2050 Index���.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2050 Index���. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2050 Index���. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2050 Index��� by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2050 Index���, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2050 Index���. By the time the Fund reaches its target year in 2050, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2050 Index��� included equity, fixed income and money market securities in the weights of 90%, 6% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Class R	[5]

Highest Quarter: 2nd Quarter 2009 +20.95%

Lowest Quarter:  4th Quarter 2008 -20.72%

Year-to-date total return as of 3/31/2013 is +7.63%

Average Annual Total Returns for the periods ended 12/31/2012	[6]
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2050 Fund) (WFA Dow Jones Target Date Funds - Class R)	Inception Date of Share Class	1 Year	5 Year	Since Inception
Class R	Jun 28, 2013	14.65%	1.69%	1.29%	[1]
Dow Jones Global Target 2050 Index (reflects no deduction for fees, expenses, or taxes)		15.35%	2.13%	1.83%	[1]
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	6.49%	[1]
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	1.51%	[1]
[1]	Performance Since 6/29/2007

(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2055 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2055 Index���.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2055 Fund)	Class R (WFA Dow Jones Target Date Funds - Class R)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2055 Fund)		Class R (WFA Dow Jones Target Date Funds - Class R)
Management Fees		0.25%
Distribution (12b-1) Fees		0.25%
Other Expenses		1.08%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		1.85%
Fee Waiver		0.72%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.13%
[1]	The Adviser has committed through June 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2055 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R (WFA Dow Jones Target Date Funds - Class R)	115	438	862	2,047

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2055 Index���.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2055 Index���. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2055 Index���. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2055 Index��� by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2055 Index���, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2055 Index���. By the time the Fund reaches its target year in 2055, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2055 Index��� included equity, fixed income and money market securities in the weights of 90%, 6% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Class R	[5]

Highest Quarter: 1st Quarter 2012 +11.15%

Lowest Quarter:  2nd Quarter 2012  -4.43%

Year-to-date total return as of 3/31/2013 is +7.54%

Average Annual Total Returns for the periods ended 12/31/2012	[6]
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2055 Fund) (WFA Dow Jones Target Date Funds - Class R)	Inception Date of Share Class	1 Year	5 Year	Since Inception
Class R	Jun 30, 2011	14.72%		3.28%	[1]
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%		6.16%	[1]
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		16.42%		6.92%	[1]
Dow Jones Global Target 2055 Index (reflects no deduction for fees, expenses, or taxes)		15.35%		3.47%	[1]
[1]	Performance Since 6/30/2011

[1]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and is not adjusted to reflect Class R6 expenses. If these expenses had been included, returns for Class R6 would be higher. The Institutional Class annual returns are substantially similar to what the Class R6 annual returns would be because the Institutional Class and Class R6 shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses.
[2]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and is not adjusted to reflect Class R6 expenses. If these expenses had been included, returns for Class R6 would be higher. The Institutional Class annual returns are substantially similar to what the Class R6 annual returns would be because the Institutional Class and Class R6 shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses.
[3]	Historical performance shown for the Class R shares prior to their inception reflects the performance of the Class A shares, and is not adjusted to reflect Class R expenses. If these expenses had been included, returns for Class R would be lower. The Class A annual returns are substantially similar to what the Class R annual returns would be because the Class A and Class R shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses.
[4]	Historical performance shown for the Class R shares prior to their inception reflects the performance of the Class A shares, includes the imposition of Class A sales charges not applicable to Class R shares, and is not adjusted to reflect Class R expenses. If Class A sales charges were not included and Class R expenses had been included, returns for Class R would be higher. The Class A annual returns are substantially similar to what the Class R annual returns would be because the Class A and Class R shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses and sales charges.
[5]	Historical performance shown for the Class R shares prior to their inception reflects the performance of the Investor Class shares, and is not adjusted to reflect Class R expenses. If these expenses had been included, returns for Class R would be higher. The Investor Class annual returns are substantially similar to what the Class R annual returns would be because the Investor Class and Class R6 shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses.
[6]	Historical performance shown for the Class R shares prior to their inception reflects the performance of the Investor Class shares, and is not adjusted to reflect Class R expenses. If these expenses had been included, returns for Class R would be higher. The Investor Class annual returns are substantially similar to what the Class R annual returns would be because the Investor Class and Class R6 shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses.

(Wells Fargo Advantage Special Mid Cap Value Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Special Mid Cap Value Fund)	Class R6 (WFA Small to Mid Cap Stock Funds - Class R6)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Special Mid Cap Value Fund)		Class R6 (WFA Small to Mid Cap Stock Funds - Class R6)
Management Fees		0.70%
Distribution (12b-1) Fees		none
Other Expenses		0.12%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		0.83%
Fee Waiver		none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.83%
[1]	The Adviser has committed through January 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.82% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Special Mid Cap Value Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6 (WFA Small to Mid Cap Stock Funds - Class R6)	85	265	460	1,025

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 87% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of medium-capitalization companies. We invest principally in equity securities of medium-capitalization companies, which we define as securities of companies with market capitalizations within the range of the Russell Midcap�� Index. The market capitalization range of the Russell Midcap Index�� was from approximately $1.3 billion to $20.8 billion, as of May 31, 2012, and is expected to change frequently.

We look for significantly undervalued companies that we believe have the potential for above average capital growth with below average risk. Rigorous fundamental research drives our search for undervalued, high quality companies, defined as industry leaders with strong balance sheets and superior cash flows. We utilize quantitative screens to narrow the investment universe by assessing companies' financial statement strength and looking for high cash flows and low financial leverage. Through detailed qualitative research, we then identify stocks valued below their estimated intrinsic value with hidden opportunities for above-average appreciation. Typical investments include stocks of companies that have low price-to-earnings ratios, are generally out of favor in the marketplace, are selling significantly below their stated or replacement book value or are undergoing a reorganization or other corporate action that may create above-average price appreciation. We regularly review the investments of the portfolio and may sell a portfolio holding when a stock's price nears its intrinsic value appreciation target, the macro environment becomes unfavorable, short-term downside risks increase, the company's fundamentals have deteriorated or we identify a more attractive investment opportunity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Class R6	[1]

Highest Quarter: 2nd Quarter 2003 +21.73%

Lowest Quarter:  4th Quarter 2008 -21.80%

Year-to-date total return as of 3/31/2013 +14.67%

Average Annual Total Returns for the periods ended 12/31/2012	[2]
Average Annual Total Returns (Wells Fargo Advantage Special Mid Cap Value Fund) (WFA Small to Mid Cap Stock Funds - Class R6)	Inception Date of Share Class	1 Year	5 Year	10 Year
Class R6	Jun 28, 2013	18.91%	5.82%	10.76%
Russell Midcap�� Value Index (reflects no deduction for fees, expenses, or taxes)		18.51%	3.79%	10.63%

(Wells Fargo Advantage Common Stock Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Common Stock Fund)	Class R6 (WFA Small to Mid Cap Stock Funds - Class R6)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Common Stock Fund)		Class R6 (WFA Small to Mid Cap Stock Funds - Class R6)
Management Fees		0.72%
Distribution (12b-1) Fees		none
Other Expenses		0.11%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		0.84%
Fee Waiver		none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.84%
[1]	The Adviser has committed through January 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.85% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Common Stock Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6 (WFA Small to Mid Cap Stock Funds - Class R6)	86	268	466	1,037

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 30% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in common stocks and up to 25% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments. We invest principally in common stocks of small-and medium-capitalization foreign and domestic companies, which we define as those with market capitalizations falling within the ranges of the Russell 2000�� Index and the Russell Midcap�� Index. The ranges of the Russell 2000�� Index and the Russell Midcap�� Index were approximately $101 million to $2.6 billion and $1.3 billion to $20.8 billion respectively, as of May 31, 2012, and are expected to change frequently.

We invest principally in common stocks of small-and medium-capitalization companies that we believe are underpriced yet have attractive growth prospects. Our analysis is based on the determination of a company's "private market price," which is the price an investor would be willing to pay for the entire company. We determine a company's private market price based upon several different types of analysis. We carry out a fundamental analysis of a company's cash flows, asset valuations, competitive factors, and other industry specific factors. We also gauge the company's management strength, financial health, and growth potential in determining a company's private market price. We place an emphasis on company management, even meeting with management in certain situations. Finally, we focus on the long-term strategic direction of the company. We then compare the private market price as determined by these factors to the company's public market capitalization, and invest in the securities of those companies where we believe there is a significant gap between the two.

We may sell an investment when its price no longer compares favorably with the company's private market price. In addition, we may choose to sell an investment where the fundamentals deteriorate or the strategy of the management or the management itself changes.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Class R6	[1]

Highest Quarter: 2nd Quarter 2009 +20.42%

Lowest Quarter:  4th Quarter 2008 -25.75%

Year-to-date total return as of 3/31/2013 +9.74%

Average Annual Total Returns for the periods ended 12/31/2012	[2]
Average Annual Total Returns (Wells Fargo Advantage Common Stock Fund) (WFA Small to Mid Cap Stock Funds - Class R6)	Inception Date of Share Class	1 Year	5 Year	10 Year
Class R6	Jun 28, 2013	18.73%	6.01%	11.18%
Russell 2500��� Index (reflects no deduction for fees, expenses, or taxes)		17.88%	4.34%	10.49%

(Wells Fargo Advantage Discovery Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Discovery Fund)	Class R6 (WFA Small to Mid Cap Stock Funds - Class R6)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Discovery Fund)		Class R6 (WFA Small to Mid Cap Stock Funds - Class R6)
Management Fees		0.71%
Distribution (12b-1) Fees		none
Other Expenses		0.10%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		0.82%
Fee Waiver		none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.82%
[1]	The Adviser has committed through January 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.84% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Discovery Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6 (WFA Small to Mid Cap Stock Funds - Class R6)	84	262	455	1,014

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 104% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small- and medium-capitalization companies and up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

We invest in equity securities of small- and medium-capitalization companies that we believe offer favorable opportunities for growth. We define small- and medium capitalization companies as those with market capitalizations at the time of purchase equal to or lower than the company with the largest market capitalization in the Russell Midcap�� Index, which was approximately $20.8 billion as of May 31, 2012, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.

We seek to identify companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. Price objectives are determined based on industry specific valuation methodologies including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization) and free cash flow yield. In addition to meeting with management, we take a surround the company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e. our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects, reaches our target price, or to take advantage of a better investment opportunity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Sector Emphasis Risk. Investing a substantial portion of the Fund's assets in related industries or sectors may have greater risks because companies in these sectors may share common characteristics and may react similarly to market developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Class R6	[1]

Highest Quarter: 2nd Quarter 2008 +17.61%

Lowest Quarter:  4th Quarter 2008 -29.25%

Year-to-date total return as of 3/31/2013 +12.80%

Average Annual Total Returns for the periods ended 12/31/2012	[2]
Average Annual Total Returns (Wells Fargo Advantage Discovery Fund) (WFA Small to Mid Cap Stock Funds - Class R6)	Inception Date of Share Class	1 Year	5 Year	10 Year
Class R6	Jun 28, 2013	16.28%	4.61%	11.59%
Russell 2500��� Growth Index (reflects no deduction for fees, expenses, or taxes)		16.13%	4.07%	10.55%

[1]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and is not adjusted to reflect Class R6 expenses. If these expenses had been included, returns for Class R6 would be higher. The Institutional Class annual returns are substantially similar to what the Class R6 annual returns would be because the Institutional Class and Class R6 shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses.
[2]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and is not adjusted to reflect Class R6 expenses. If these expenses had been included, returns for Class R6 would be higher. The Institutional Class annual returns are substantially similar to what the Class R6 annual returns would be because the Institutional Class and Class R6 shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses.

(WFA Small Cap Value Fund - Class R6) | (Wells Fargo Advantage Small Cap Value Fund)
Investment Objective The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Small Cap Value Fund)	Class R6 (WFA Small Cap Value Fund - Class R6)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Small Cap Value Fund)		Class R6 (WFA Small Cap Value Fund - Class R6)
Management Fees		0.74%
Distribution (12b-1) Fees		none
Other Expenses		0.12%
Acquired Fund Fees and Expenses		0.02%
Total Annual Fund Operating Expenses		0.88%
Fee Waiver		0.01%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.87%
[1]	The Adviser has committed through February 28, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.85% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Small Cap Value Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6 (WFA Small Cap Value Fund - Class R6)	89	279	486	1,082

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of small-capitalization companies; and

  up to 30% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500��� Index at the time of purchase. The market capitalization range of the Russell 2500��� Index was $101 million to $6.345 billion, as of May 31, 2012, and is expected to change frequently. We may also invest in equity securities of foreign issuers including ADRs and similar investments. As a hedging strategy, the Fund may write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future. Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore, we may use options to enhance return.

We employ a multi-faceted investment process that consists of quantitative idea generation and rigorous fundamental research. This process involves identifying companies that we believe exhibit attractive valuation characteristics and warrant further research. We then conduct fundamental research to find securities in small-capitalization companies with a positive dynamic for change that could move the price of such securities higher. The positive dynamic may include a change in management team, a new product or service, corporate restructuring, an improved business plan, a change in the regulatory environment, or the right time for the industry in its market cycle. We typically sell a security when its fundamentals deteriorate, its relative valuation versus the peer group and market becomes expensive, or for risk management considerations. We believe the combination of buying the securities of undervalued small-capitalization companies with positive dynamics for change limits our downside risk while allowing us to potentially participate in significant upside appreciation in the price of such securities.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. Use of hedging techniques cannot protect against exchange rate risk perfectly. If the Fund's adviser is incorrect in its judgment of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Options Risk. An investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A Fund that purchases options is subject to the risk of a complete loss of premiums, while a Fund that writes options could be in a worse position than it would have been had it not written the option. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Class R6	[1]

Highest Quarter: 2nd Quarter 2003 +22.53%

Lowest Quarter:  4th Quarter 2008 -24.80%

Year-to-date total return as of 3/31/2013 +9.78%

Average Annual Total Returns for the periods ended 12/31/2012	[2]
Average Annual Total Returns (Wells Fargo Advantage Small Cap Value Fund) (WFA Small Cap Value Fund - Class R6)	Inception Date of Share Class	1 Year	5 Year	10 Year
Class R6	Jun 28, 2013	13.63%	3.61%	11.84%
Russell 2000�� Value Index (reflects no deduction for fees, expenses, or taxes)		18.05%	3.55%	9.50%

[1]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and is not adjusted to reflect Class R6 expenses. If these expenses had been included, returns for Class R6 would be higher. The Institutional Class annual returns are substantially similar to what the Class R6 annual returns would be because the Institutional Class and Class R6 shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses.
[2]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and is not adjusted to reflect Class R6 expenses. If these expenses had been included, returns for Class R6 would be higher. The Institutional Class annual returns are substantially similar to what the Class R6 annual returns would be because the Institutional Class and Class R6 shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses.

(WFA International Equity Funds - Class R6) | (Wells Fargo Advantage Emerging Markets Equity Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Emerging Markets Equity Fund)	Class R6 (WFA International Equity Funds - Class R6)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Emerging Markets Equity Fund)		Class R6 (WFA International Equity Funds - Class R6)
Management Fees		1.02%
Distribution (12b-1) Fees		none
Other Expenses		0.17%
Acquired Fund Fees and Expenses		0.02%
Total Annual Fund Operating Expenses		1.21%
Fee Waiver		0.01%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.20%
[1]	The Adviser has committed through February 28, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.18% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Emerging Markets Equity Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6 (WFA International Equity Funds - Class R6)	122	382	663	1,464

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in emerging market equity securities.

We invest principally in equity or other listed securities of emerging market companies. We consider emerging market companies to include companies that are traded in, have their primary operations in, are domiciled in or derive a majority of their revenue from emerging market countries as defined by the MSCI Emerging Markets Index. We may use futures to manage risk or to enhance return. The Fund may have exposure to stocks across all capitalizations and styles and will be diversified across countries and sectors.

Utilizing a bottom-up stock selection process, we seek to invest in quality companies at prices below their intrinsic value. From the available stock universe we focus only on those quality companies that are able to sustain high profitability over a long period of time for reasons we can understand. Such companies not only create value for investors from profitable investment of retained earnings and dividend payout, but also preserve value and protect investors from the risk of permanent capital loss. Among the characteristics we seek in high-quality companies are strong competitive position, demonstrable financial strength and profitability, quality management dedicated to public shareholders' interest, and favorable growth prospect supported by major long-term trends. We place an equal emphasis on understanding each company's intrinsic value and will only invest when a company's stock trades at a meaningful discount to this value. We do not attempt to anticipate or react to short term market fluctuations, but instead seek to take advantage of periodic market inefficiencies to buy the high quality companies at prices below our assessment of their intrinsic value. We have a disciplined approach to the monitoring and sale of holdings and our decisions to trim or sell out of positions may be triggered when a stock price exceeds its intrinsic value or when there is a material deterioration in the fundamentals of the company.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Larger Company Securities Risk. Securities of companies with larger market capitalizations may underperform securities of companies with smaller and mid-sized market capitalizations in certain economic environments.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regional Risk. The Fund's investments may be concentrated in a specific geographical region and thus, may be more adversely affected by events in that region than investments of a fund that does not have such a regional focus.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Class R6	[1]

Highest Quarter: 2nd Quarter 2009 +31.91%

Lowest Quarter:  3rd Quarter 2008 -24.75%

Year-to-date total return as of 3/31/2013 -1.64%

Average Annual Total Returns for the periods ended 12/31/2012	[2]
Average Annual Total Returns (Wells Fargo Advantage Emerging Markets Equity Fund) (WFA International Equity Funds - Class R6)	Inception Date of Share Class	1 Year	5 Year	10 Year
Class R6	Jun 28, 2013	12.94%	1.69%	18.15%
MSCI Emerging Markets Index (Net) (reflects no deduction for fees, expenses, or taxes)		18.22%	(0.92%)	16.52%

[1]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and is not adjusted to reflect Class R6 expenses. If these expenses had been included, returns for Class R6 would be higher. The Institutional Class annual returns are substantially similar to what the Class R6 annual returns would be because the Institutional Class and Class R6 shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses.
[2]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and is not adjusted to reflect Class R6 expenses. If these expenses had been included, returns for Class R6 would be higher. The Institutional Class annual returns are substantially similar to what the Class R6 annual returns would be because the Institutional Class and Class R6 shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses.

(Wells Fargo Advantage Dow Jones Target Today Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target Today Index���.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target Today Fund)	Class R (WFA Dow Jones Target Date Funds - Class R)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target Today Fund)		Class R (WFA Dow Jones Target Date Funds - Class R)
Management Fees		0.24%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.59%
Acquired Fund Fees and Expenses		0.25%
Total Annual Fund Operating Expenses		1.33%
Fee Waiver		0.27%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.06%
[1]	The Adviser has committed through June 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target Today Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R (WFA Dow Jones Target Date Funds - Class R)	108	367	676	1,553

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target Today Index���.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target Today Index���. Similar to the methodology of the index, the Fund's investment strategy is to maintain a relatively fixed level of potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. The Wells Fargo Advantage Dow Jones Target Today Fund is the most conservative Fund within the Wells Fargo Advantage Dow Jones Target Date Funds series. Within the series, each Fund's target year serves as a guide to the relative market risk exposure of the Fund's allocation of assets among equity, fixed income and money market instruments asset classes, and your decision to invest in this or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "Today" designation in the Fund's name corresponds to the naming convention of the Dow Jones Target Today Index���, an index designed to represent the targeted level of relative market risk exposure 10 years past a dated Fund's targeted year. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time. In addition, there is no guarantee that an investor's investment in the Fund will provide income adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target Today Index��� by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target Today Index���, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target Today Index���. As of February 28, 2013, the Dow Jones Target Today Index��� included equity, fixed income and money market securities in the weights of 15%, 80% and 5%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Class R	[1]

Highest Quarter: 2nd Quarter 2003 +7.24%

Lowest Quarter:  3rd Quarter 2008 -3.37%

Year-to-date total return as of 3/31/2013 is +0.18%

Average Annual Total Returns for the periods ended 12/31/2012	[2]
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target Today Fund) (WFA Dow Jones Target Date Funds - Class R)	Inception Date of Share Class	1 Year	5 Year	10 Year
Class R	Jun 29, 2013	(1.47%)	3.02%	4.42%
Dow Jones Global Target Today Index (reflects no deduction for fees, expenses, or taxes)		5.44%	5.29%	6.05%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	5.18%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	7.68%

(Wells Fargo Advantage Dow Jones Target 2010 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2010 Index���.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2010 Fund)	Class R (WFA Dow Jones Target Date Funds - Class R)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2010 Fund)		Class R (WFA Dow Jones Target Date Funds - Class R)
Management Fees		0.24%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.58%
Acquired Fund Fees and Expenses		0.26%
Total Annual Fund Operating Expenses		1.33%
Fee Waiver		0.25%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.08%
[1]	The Adviser has committed through June 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2010 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R (WFA Dow Jones Target Date Funds - Class R)	110	371	680	1,557

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2010 Index���.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2010 Index���. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2010 Index���. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2010 Index��� by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2010 Index���, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2010 Index���. As the Fund has now reached its target year, its risk exposure approaches 27% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2010 Index��� included equity, fixed income and money market securities in the weights of 23%, 73% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Class R	[1]

Highest Quarter: 2nd Quarter 2003 +9.19%

Lowest Quarter:  3rd Quarter 2008 -5.59%

Year-to-date total return as of 3/31/2013 is +0.83%

Average Annual Total Returns for the periods ended 12/31/2012	[2]
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2010 Fund) (WFA Dow Jones Target Date Funds - Class R)	Inception Date of Share Class	1 Year	5 Year	10 Year
Class R	Jun 29, 2013	(0.61%)	2.18%	4.88%
Dow Jones Global Target 2010 Index (reflects no deduction for fees, expenses, or taxes)		6.40%	4.42%	7.25%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	5.18%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	7.68%

(Wells Fargo Advantage Dow Jones Target 2015 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2015 Index���.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2015 Fund)	Class R (WFA Dow Jones Target Date Funds - Class R)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2015 Fund)		Class R (WFA Dow Jones Target Date Funds - Class R)
Management Fees		0.24%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.58%
Acquired Fund Fees and Expenses		0.26%
Total Annual Fund Operating Expenses		1.33%
Fee Waiver		0.24%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.09%
[1]	The Adviser has committed through June 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2015 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R (WFA Dow Jones Target Date Funds - Class R)	111	373	682	1,558

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2015 Index���.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2015 Index���. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2015 Index���. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2015 Index��� by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2015 Index���, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2015 Index���. By the time the Fund reaches its target year in 2015, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2015 Index��� included equity, fixed income and money market securities in the weights of 32%, 64% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Class R	[3]

Highest Quarter: 2nd Quarter 2009 +10.10%

Lowest Quarter:  4th Quarter 2008 -7.20%

Year-to-date total return as of 3/31/2013 is +1.78%

Average Annual Total Returns for the periods ended 12/31/2012	[4]
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2015 Fund) (WFA Dow Jones Target Date Funds - Class R)	Inception Date of Share Class	1 Year	5 Year	Since Inception
Class R	Jun 28, 2013	6.87%	3.08%	3.34%	[1]
Dow Jones Global Target 2015 Index (reflects no deduction for fees, expenses, or taxes)		7.65%	3.85%	4.15%	[1]
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	6.49%	[1]
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	1.51%	[1]
[1]	Performance Since 6/29/2007

(Wells Fargo Advantage Dow Jones Target 2020 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2020 Index���.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2020 Fund)	Class R (WFA Dow Jones Target Date Funds - Class R)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2020 Fund)		Class R (WFA Dow Jones Target Date Funds - Class R)
Management Fees		0.22%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.58%
Acquired Fund Fees and Expenses		0.26%
Total Annual Fund Operating Expenses		1.31%
Fee Waiver		0.20%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.11%
[1]	The Adviser has committed through June 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2020 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R (WFA Dow Jones Target Date Funds - Class R)	113	375	679	1,543

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2020 Index���.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2020 Index���. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2020 Index���. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2020 Index��� by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2020 Index���, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2020 Index���. By the time the Fund reaches its target year in 2020, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2020 Index��� included equity, fixed income and money market securities in the weights of 44%, 52% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Class R	[1]

Highest Quarter: 2nd Quarter 2009 +12.41%

Lowest Quarter:  4th Quarter 2008 -10.77%

Year-to-date total return as of 3/31/2013 is +3.01%

Average Annual Total Returns for the periods ended 12/31/2012	[2]
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2020 Fund) (WFA Dow Jones Target Date Funds - Class R)	Inception Date of Share Class	1 Year	5 Year	10 Year
Class R	Jun 29, 2013	2.12%	1.22%	5.44%
Dow Jones Global Target 2020 Index (reflects no deduction for fees, expenses, or taxes)		9.23%	3.32%	8.45%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	5.18%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	7.68%

(Wells Fargo Advantage Dow Jones Target 2025 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2025 Index���.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2025 Fund)	Class R (WFA Dow Jones Target Date Funds - Class R)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2025 Fund)		Class R (WFA Dow Jones Target Date Funds - Class R)
Management Fees		0.23%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.57%
Acquired Fund Fees and Expenses		0.26%
Total Annual Fund Operating Expenses		1.31%
Fee Waiver		0.20%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.11%
[1]	The Adviser has committed through June 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2025 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R (WFA Dow Jones Target Date Funds - Class R)	113	375	679	1,543

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2025 Index���.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2025 Index���. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2025 Index���. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2025 Index��� by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2025 Index���, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2025 Index���. By the time the Fund reaches its target year in 2025, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2025 Index��� included equity, fixed income and money market securities in the weights of 56%, 40% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Class R	[3]

Highest Quarter: 2nd Quarter 2009 +15.11%

Lowest Quarter:  4th Quarter 2008 -14.31%

Year-to-date total return as of 3/31/2013 is +4.20%

Average Annual Total Returns for the periods ended 12/31/2012	[4]
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2025 Fund) (WFA Dow Jones Target Date Funds - Class R)	Inception Date of Share Class	1 Year	5 Year	Since Inception
Class R	Jun 28, 2013	10.22%	2.40%	2.22%	[1]
Dow Jones Global Target 2025 Index (reflects no deduction for fees, expenses, or taxes)		10.94%	2.92%	2.89%	[1]
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	6.49%	[1]
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	1.51%	[1]
[1]	Performance Since 6/29/2007

(Wells Fargo Advantage Dow Jones Target 2030 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2030 Index���.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2030 Fund)	Class R (WFA Dow Jones Target Date Funds - Class R)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2030 Fund)		Class R (WFA Dow Jones Target Date Funds - Class R)
Management Fees		0.22%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.58%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		1.32%
Fee Waiver		0.20%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.12%
[1]	The Adviser has committed through June 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2030 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R (WFA Dow Jones Target Date Funds - Class R)	114	378	684	1,554

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2030 Index���.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2030 Index���. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2030 Index���. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2030 Index��� by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2030 Index���, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2030 Index���. By the time the Fund reaches its target year in 2030, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2030 Index��� included equity, fixed income and money market securities in the weights of 68%, 28% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Class R	[1]

Highest Quarter: 2nd Quarter 2009 +17.61%

Lowest Quarter:  4th Quarter 2008 -17.43%

Year-to-date total return as of 3/31/2013 is +5.37%

Average Annual Total Returns for the periods ended 12/31/2012	[2]
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2030 Fund) (WFA Dow Jones Target Date Funds - Class R)	Inception Date of Share Class	1 Year	5 Year	10 Year
Class R	Jun 29, 2013	5.28%	0.55%	5.90%
Dow Jones Global Target 2030 Index (reflects no deduction for fees, expenses, or taxes)		12.56%	2.52%	9.40%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	5.18%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	7.68%

(Wells Fargo Advantage Dow Jones Target 2035 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2035 Index���.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2035 Fund)	Class R (WFA Dow Jones Target Date Funds - Class R)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2035 Fund)		Class R (WFA Dow Jones Target Date Funds - Class R)
Management Fees		0.24%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.58%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		1.34%
Fee Waiver		0.21%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.13%
[1]	The Adviser has committed through June 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2035 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R (WFA Dow Jones Target Date Funds - Class R)	115	382	693	1,575

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2035 Index���.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2035 Index���. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2035 Index���. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2035 Index��� by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2035 Index���, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2035 Index���. By the time the Fund reaches its target year in 2035, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2035 Index��� included equity, fixed income and money market securities in the weights of 79%, 17% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Class R	[3]

Highest Quarter: 2nd Quarter 2009 +19.42%

Lowest Quarter:  4th Quarter 2008 -19.38%

Year-to-date total return as of 3/31/2013 is +6.40%

Average Annual Total Returns for the periods ended 12/31/2012	[4]
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2035 Fund) (WFA Dow Jones Target Date Funds - Class R)	Inception Date of Share Class	1 Year	5 Year	Since Inception
Class R	Jun 28, 2013	13.18%	1.75%	1.39%	[1]
Dow Jones Global Target 2035 Index (reflects no deduction for fees, expenses, or taxes)		13.92%	2.22%	1.98%	[1]
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	6.49%	[1]
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	1.51%	[1]
[1]	Performance Since 6/29/2007

(Wells Fargo Advantage Dow Jones Target 2040 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2040 Index���.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2040 Fund)	Class R (WFA Dow Jones Target Date Funds - Class R)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2040 Fund)		Class R (WFA Dow Jones Target Date Funds - Class R)
Management Fees		0.23%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.58%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		1.33%
Fee Waiver		0.20%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.13%
[1]	The Adviser has committed through June 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2040 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R (WFA Dow Jones Target Date Funds - Class R)	115	381	690	1,566

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2040 Index���.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2040 Index���. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2040 Index���. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2040 Index��� by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2040 Index���, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2040 Index���. By the time the Fund reaches its target year in 2040, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2040 Index��� included equity, fixed income and money market securities in the weights of 86%, 10% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Class R	[1]

Highest Quarter: 2nd Quarter 2009 +20.62%

Lowest Quarter:  4th Quarter 2008 -20.87%

Year-to-date total return as of 3/31/2013 is +7.17%

Average Annual Total Returns for the periods ended 12/31/2012	[2]
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2040 Fund) (WFA Dow Jones Target Date Funds - Class R)	Inception Date of Share Class	1 Year	5 Year	10 Year
Class R	Jun 29, 2013	7.43%	0.18%	6.41%
Dow Jones Global Target 2040 Index (reflects no deduction for fees, expenses, or taxes)		14.88%	2.09%	9.61%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	5.18%
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	7.68%

(Wells Fargo Advantage Dow Jones Target 2045 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2045 Index���.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2045 Fund)	Class R (WFA Dow Jones Target Date Funds - Class R)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2045 Fund)		Class R (WFA Dow Jones Target Date Funds - Class R)
Management Fees		0.25%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.60%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		1.37%
Fee Waiver		0.24%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.13%
[1]	The Adviser has committed through June 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2045 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R (WFA Dow Jones Target Date Funds - Class R)	115	385	703	1,603

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2045 Index���.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2045 Index���. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2045 Index���. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2045 Index��� by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2045 Index���, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2045 Index���. By the time the Fund reaches its target year in 2045, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2045 Index��� included equity, fixed income and money market securities in the weights of 90%, 6% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Class R	[3]

Highest Quarter: 2nd Quarter 2009 +20.43%

Lowest Quarter:  4th Quarter 2008 -20.31%

Year-to-date total return as of 3/31/2013 is +7.61%

Average Annual Total Returns for the periods ended 12/31/2012	[4]
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2045 Fund) (WFA Dow Jones Target Date Funds - Class R)	Inception Date of Share Class	1 Year	5 Year	Since Inception
Class R	Jun 28, 2013	14.64%	1.75%	1.32%	[1]
Dow Jones Global Target 2045 Index (reflects no deduction for fees, expenses, or taxes)		15.32%	2.12%	1.83%	[1]
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	6.49%	[1]
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	1.51%	[1]
[1]	Performance Since 6/29/2007

(Wells Fargo Advantage Dow Jones Target 2050 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2050 Index���.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2050 Fund)	Class R (WFA Dow Jones Target Date Funds - Class R)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2050 Fund)		Class R (WFA Dow Jones Target Date Funds - Class R)
Management Fees		0.24%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.59%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		1.35%
Fee Waiver		0.22%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.13%
[1]	The Adviser has committed through June 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2050 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R (WFA Dow Jones Target Date Funds - Class R)	115	383	696	1,584

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2050 Index���.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2050 Index���. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2050 Index���. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2050 Index��� by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2050 Index���, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2050 Index���. By the time the Fund reaches its target year in 2050, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2050 Index��� included equity, fixed income and money market securities in the weights of 90%, 6% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Class R	[3]

Highest Quarter: 2nd Quarter 2009 +20.95%

Lowest Quarter:  4th Quarter 2008 -20.72%

Year-to-date total return as of 3/31/2013 is +7.63%

Average Annual Total Returns for the periods ended 12/31/2012	[4]
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2050 Fund) (WFA Dow Jones Target Date Funds - Class R)	Inception Date of Share Class	1 Year	5 Year	Since Inception
Class R	Jun 28, 2013	14.65%	1.69%	1.29%	[1]
Dow Jones Global Target 2050 Index (reflects no deduction for fees, expenses, or taxes)		15.35%	2.13%	1.83%	[1]
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%	5.95%	6.49%	[1]
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		16.42%	2.04%	1.51%	[1]
[1]	Performance Since 6/29/2007

(Wells Fargo Advantage Dow Jones Target 2055 Fund)
Investment Objective
The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2055 Index���.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Dow Jones Target 2055 Fund)	Class R (WFA Dow Jones Target Date Funds - Class R)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Wells Fargo Advantage Dow Jones Target 2055 Fund)		Class R (WFA Dow Jones Target Date Funds - Class R)
Management Fees		0.25%
Distribution (12b-1) Fees		0.25%
Other Expenses		1.08%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		1.85%
Fee Waiver		0.72%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.13%
[1]	The Adviser has committed through June 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Dow Jones Target 2055 Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R (WFA Dow Jones Target Date Funds - Class R)	115	438	862	2,047

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2055 Index���.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2055 Index���. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2055 Index���. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2055 Index��� by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2055 Index���, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2055 Index���. By the time the Fund reaches its target year in 2055, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2055 Index��� included equity, fixed income and money market securities in the weights of 90%, 6% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year Class R	[3]

Highest Quarter: 1st Quarter 2012 +11.15%

Lowest Quarter:  2nd Quarter 2012  -4.43%

Year-to-date total return as of 3/31/2013 is +7.54%

Average Annual Total Returns for the periods ended 12/31/2012	[4]
Average Annual Total Returns (Wells Fargo Advantage Dow Jones Target 2055 Fund) (WFA Dow Jones Target Date Funds - Class R)	Inception Date of Share Class	1 Year	5 Year	Since Inception
Class R	Jun 30, 2011	14.72%		3.28%	[1]
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.21%		6.16%	[1]
Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)		16.42%		6.92%	[1]
Dow Jones Global Target 2055 Index (reflects no deduction for fees, expenses, or taxes)		15.35%		3.47%	[1]
[1]	Performance Since 6/30/2011

[1]	Historical performance shown for the Class R shares prior to their inception reflects the performance of the Class A shares, and is not adjusted to reflect Class R expenses. If these expenses had been included, returns for Class R would be lower. The Class A annual returns are substantially similar to what the Class R annual returns would be because the Class A and Class R shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses.
[2]	Historical performance shown for the Class R shares prior to their inception reflects the performance of the Class A shares, includes the imposition of Class A sales charges not applicable to Class R shares, and is not adjusted to reflect Class R expenses. If Class A sales charges were not included and Class R expenses had been included, returns for Class R would be higher. The Class A annual returns are substantially similar to what the Class R annual returns would be because the Class A and Class R shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses and sales charges.
[3]	Historical performance shown for the Class R shares prior to their inception reflects the performance of the Investor Class shares, and is not adjusted to reflect Class R expenses. If these expenses had been included, returns for Class R would be higher. The Investor Class annual returns are substantially similar to what the Class R annual returns would be because the Investor Class and Class R6 shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses.
[4]	Historical performance shown for the Class R shares prior to their inception reflects the performance of the Investor Class shares, and is not adjusted to reflect Class R expenses. If these expenses had been included, returns for Class R would be higher. The Investor Class annual returns are substantially similar to what the Class R annual returns would be because the Investor Class and Class R6 shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses.

Shareholder Fees	0 Months Ended
Jun. 06, 2013
(WFA Small to Mid Cap Stock Funds - Class R6) | (Wells Fargo Advantage Common Stock Fund) | Class R6
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Small to Mid Cap Stock Funds - Class R6) | (Wells Fargo Advantage Discovery Fund) | Class R6
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Small to Mid Cap Stock Funds - Class R6) | (Wells Fargo Advantage Special Mid Cap Value Fund) | Class R6
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Small Cap Value Fund - Class R6) | (Wells Fargo Advantage Small Cap Value Fund) | Class R6
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA International Equity Funds - Class R6) | (Wells Fargo Advantage Emerging Markets Equity Fund) | Class R6
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Class R
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Class R
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Class R
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Class R
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Class R
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Class R
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Class R
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Class R
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Class R
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Class R
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2055 Fund) | Class R
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses	0 Months Ended
	Jun. 06, 2013
(WFA Small to Mid Cap Stock Funds - Class R6) | (Wells Fargo Advantage Common Stock Fund) | Class R6
Operating Expenses:
Management Fees	0.72%
Distribution (12b-1) Fees	none
Other Expenses	0.11%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.84%
Fee Waiver	none
Total Annual Fund Operating Expenses After Fee Waiver	0.84%	[1]
(WFA Small to Mid Cap Stock Funds - Class R6) | (Wells Fargo Advantage Discovery Fund) | Class R6
Operating Expenses:
Management Fees	0.71%
Distribution (12b-1) Fees	none
Other Expenses	0.10%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.82%
Fee Waiver	none
Total Annual Fund Operating Expenses After Fee Waiver	0.82%	[2]
(WFA Small to Mid Cap Stock Funds - Class R6) | (Wells Fargo Advantage Special Mid Cap Value Fund) | Class R6
Operating Expenses:
Management Fees	0.70%
Distribution (12b-1) Fees	none
Other Expenses	0.12%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.83%
Fee Waiver	none
Total Annual Fund Operating Expenses After Fee Waiver	0.83%	[3]
(WFA Small Cap Value Fund - Class R6) | (Wells Fargo Advantage Small Cap Value Fund) | Class R6
Operating Expenses:
Management Fees	0.74%
Distribution (12b-1) Fees	none
Other Expenses	0.12%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.88%
Fee Waiver	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver	0.87%	[4]
(WFA International Equity Funds - Class R6) | (Wells Fargo Advantage Emerging Markets Equity Fund) | Class R6
Operating Expenses:
Management Fees	1.02%
Distribution (12b-1) Fees	none
Other Expenses	0.17%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.21%
Fee Waiver	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver	1.20%	[5]
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Class R
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.59%
Acquired Fund Fees and Expenses	0.25%
Total Annual Fund Operating Expenses	1.33%
Fee Waiver	(0.27%)
Total Annual Fund Operating Expenses After Fee Waiver	1.06%	[6]
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Class R
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.58%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	1.33%
Fee Waiver	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver	1.08%	[6]
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Class R
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.58%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	1.33%
Fee Waiver	(0.24%)
Total Annual Fund Operating Expenses After Fee Waiver	1.09%	[6]
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Class R
Operating Expenses:
Management Fees	0.22%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.58%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	1.31%
Fee Waiver	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver	1.11%	[6]
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Class R
Operating Expenses:
Management Fees	0.23%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.57%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	1.31%
Fee Waiver	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver	1.11%	[6]
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Class R
Operating Expenses:
Management Fees	0.22%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.58%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	1.32%
Fee Waiver	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver	1.12%	[6]
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Class R
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.58%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	1.34%
Fee Waiver	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver	1.13%	[6]
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Class R
Operating Expenses:
Management Fees	0.23%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.58%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	1.33%
Fee Waiver	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver	1.13%	[6]
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Class R
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.60%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	1.37%
Fee Waiver	(0.24%)
Total Annual Fund Operating Expenses After Fee Waiver	1.13%	[6]
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Class R
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.59%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	1.35%
Fee Waiver	(0.22%)
Total Annual Fund Operating Expenses After Fee Waiver	1.13%	[6]
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2055 Fund) | Class R
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	0.25%
Other Expenses	1.08%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	1.85%
Fee Waiver	(0.72%)
Total Annual Fund Operating Expenses After Fee Waiver	1.13%	[6]

[1]	The Adviser has committed through January 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.85% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[2]	The Adviser has committed through January 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.84% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[3]	The Adviser has committed through January 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.82% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[4]	The Adviser has committed through February 28, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.85% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[5]	The Adviser has committed through February 28, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.18% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[6]	The Adviser has committed through June 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expense Example (USD $)	0 Months Ended
Jun. 06, 2013
(WFA Small to Mid Cap Stock Funds - Class R6) | (Wells Fargo Advantage Common Stock Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	$ 86
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	1,037
(WFA Small to Mid Cap Stock Funds - Class R6) | (Wells Fargo Advantage Discovery Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	455
Expense Example, with Redemption, 10 Years	1,014
(WFA Small to Mid Cap Stock Funds - Class R6) | (Wells Fargo Advantage Special Mid Cap Value Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	460
Expense Example, with Redemption, 10 Years	1,025
(WFA Small Cap Value Fund - Class R6) | (Wells Fargo Advantage Small Cap Value Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	279
Expense Example, with Redemption, 5 Years	486
Expense Example, with Redemption, 10 Years	1,082
(WFA International Equity Funds - Class R6) | (Wells Fargo Advantage Emerging Markets Equity Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	382
Expense Example, with Redemption, 5 Years	663
Expense Example, with Redemption, 10 Years	1,464
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Class R
Expense Example:
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	367
Expense Example, with Redemption, 5 Years	676
Expense Example, with Redemption, 10 Years	1,553
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Class R
Expense Example:
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	371
Expense Example, with Redemption, 5 Years	680
Expense Example, with Redemption, 10 Years	1,557
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Class R
Expense Example:
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	373
Expense Example, with Redemption, 5 Years	682
Expense Example, with Redemption, 10 Years	1,558
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Class R
Expense Example:
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	375
Expense Example, with Redemption, 5 Years	679
Expense Example, with Redemption, 10 Years	1,543
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Class R
Expense Example:
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	375
Expense Example, with Redemption, 5 Years	679
Expense Example, with Redemption, 10 Years	1,543
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Class R
Expense Example:
Expense Example, with Redemption, 1 Year	114
Expense Example, with Redemption, 3 Years	378
Expense Example, with Redemption, 5 Years	684
Expense Example, with Redemption, 10 Years	1,554
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Class R
Expense Example:
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	382
Expense Example, with Redemption, 5 Years	693
Expense Example, with Redemption, 10 Years	1,575
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Class R
Expense Example:
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	381
Expense Example, with Redemption, 5 Years	690
Expense Example, with Redemption, 10 Years	1,566
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Class R
Expense Example:
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	385
Expense Example, with Redemption, 5 Years	703
Expense Example, with Redemption, 10 Years	1,603
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Class R
Expense Example:
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	383
Expense Example, with Redemption, 5 Years	696
Expense Example, with Redemption, 10 Years	1,584
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2055 Fund) | Class R
Expense Example:
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	438
Expense Example, with Redemption, 5 Years	862
Expense Example, with Redemption, 10 Years	$ 2,047

Annual Total Returns	0 Months Ended
Jun. 06, 2013
(WFA Small to Mid Cap Stock Funds - Class R6) | (Wells Fargo Advantage Common Stock Fund) | Class R6
Bar Chart Table:
Annual Return 2003	38.50%
Annual Return 2004	9.67%
Annual Return 2005	11.92%
Annual Return 2006	15.29%
Annual Return 2007	9.95%
Annual Return 2008	(34.94%)
Annual Return 2009	41.44%
Annual Return 2010	25.17%
Annual Return 2011	(2.08%)
Annual Return 2012	18.73%
(WFA Small to Mid Cap Stock Funds - Class R6) | (Wells Fargo Advantage Discovery Fund) | Class R6
Bar Chart Table:
Annual Return 2003	38.34%
Annual Return 2004	15.69%
Annual Return 2005	7.54%
Annual Return 2006	13.37%
Annual Return 2007	22.52%
Annual Return 2008	(43.35%)
Annual Return 2009	38.88%
Annual Return 2010	35.45%
Annual Return 2011	1.11%
Annual Return 2012	16.28%
(WFA Small to Mid Cap Stock Funds - Class R6) | (Wells Fargo Advantage Special Mid Cap Value Fund) | Class R6
Bar Chart Table:
Annual Return 2003	40.66%
Annual Return 2004	21.18%
Annual Return 2005	8.22%
Annual Return 2006	18.78%
Annual Return 2007	(4.45%)
Annual Return 2008	(29.78%)
Annual Return 2009	32.43%
Annual Return 2010	20.68%
Annual Return 2011	(0.56%)
Annual Return 2012	18.91%
(WFA Small Cap Value Fund - Class R6) | (Wells Fargo Advantage Small Cap Value Fund) | Class R6
Bar Chart Table:
Annual Return 2003	48.70%
Annual Return 2004	20.09%
Annual Return 2005	15.03%
Annual Return 2006	12.99%
Annual Return 2007	10.52%
Annual Return 2008	(38.06%)
Annual Return 2009	52.61%
Annual Return 2010	19.84%
Annual Return 2011	(7.21%)
Annual Return 2012	13.63%
(WFA International Equity Funds - Class R6) | (Wells Fargo Advantage Emerging Markets Equity Fund) | Class R6
Bar Chart Table:
Annual Return 2003	58.17%
Annual Return 2004	18.10%
Annual Return 2005	32.90%
Annual Return 2006	46.72%
Annual Return 2007	33.79%
Annual Return 2008	(47.47%)
Annual Return 2009	73.25%
Annual Return 2010	22.71%
Annual Return 2011	(13.77%)
Annual Return 2012	12.94%
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Class R
Bar Chart Table:
Annual Return 2003	11.40%
Annual Return 2004	5.10%
Annual Return 2005	2.29%
Annual Return 2006	5.12%
Annual Return 2007	5.59%
Annual Return 2008	(3.65%)
Annual Return 2009	9.05%
Annual Return 2010	7.51%
Annual Return 2011	4.22%
Annual Return 2012	4.56%
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Class R
Bar Chart Table:
Annual Return 2003	15.56%
Annual Return 2004	6.62%
Annual Return 2005	2.94%
Annual Return 2006	6.97%
Annual Return 2007	6.58%
Annual Return 2008	(11.24%)
Annual Return 2009	12.31%
Annual Return 2010	8.60%
Annual Return 2011	3.48%
Annual Return 2012	5.48%
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Class R
Bar Chart Table:
Annual Return 2008	(16.56%)
Annual Return 2009	15.73%
Annual Return 2010	9.91%
Annual Return 2011	2.60%
Annual Return 2012	6.87%
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Class R
Bar Chart Table:
Annual Return 2003	19.66%
Annual Return 2004	8.23%
Annual Return 2005	4.33%
Annual Return 2006	10.67%
Annual Return 2007	6.93%
Annual Return 2008	(22.31%)
Annual Return 2009	18.98%
Annual Return 2010	11.24%
Annual Return 2011	1.18%
Annual Return 2012	8.37%
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Class R
Bar Chart Table:
Annual Return 2008	(26.71%)
Annual Return 2009	23.56%
Annual Return 2010	13.01%
Annual Return 2011	(0.20%)
Annual Return 2012	10.22%
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Class R
Bar Chart Table:
Annual Return 2003	23.50%
Annual Return 2004	9.87%
Annual Return 2005	5.23%
Annual Return 2006	12.74%
Annual Return 2007	7.28%
Annual Return 2008	(31.75%)
Annual Return 2009	27.37%
Annual Return 2010	14.40%
Annual Return 2011	(1.90%)
Annual Return 2012	11.74%
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Class R
Bar Chart Table:
Annual Return 2008	(34.05%)
Annual Return 2009	30.50%
Annual Return 2010	15.66%
Annual Return 2011	(3.18%)
Annual Return 2012	13.18%
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Class R
Bar Chart Table:
Annual Return 2003	27.08%
Annual Return 2004	11.18%
Annual Return 2005	6.03%
Annual Return 2006	14.55%
Annual Return 2007	7.41%
Annual Return 2008	(36.36%)
Annual Return 2009	32.37%
Annual Return 2010	16.35%
Annual Return 2011	(4.19%)
Annual Return 2012	14.02%
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Class R
Bar Chart Table:
Annual Return 2008	(35.58%)
Annual Return 2009	32.66%
Annual Return 2010	16.63%
Annual Return 2011	(4.57%)
Annual Return 2012	14.64%
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Class R
Bar Chart Table:
Annual Return 2008	(35.96%)
Annual Return 2009	32.81%
Annual Return 2010	16.78%
Annual Return 2011	(4.51%)
Annual Return 2012	14.65%
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2055 Fund) | Class R
Bar Chart Table:
Annual Return 2012	14.72%

Average Annual Total Returns	0 Months Ended
	Jun. 06, 2013
(WFA Small to Mid Cap Stock Funds - Class R6) | (Wells Fargo Advantage Common Stock Fund) | Russell 2500��� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	17.88%
5 Year	4.34%
10 Year	10.49%
(WFA Small to Mid Cap Stock Funds - Class R6) | (Wells Fargo Advantage Common Stock Fund) | Class R6
Average Annual Return:
1 Year	18.73%
5 Year	6.01%
10 Year	11.18%
Inception Date of Share Class	Jun 28, 2013
(WFA Small to Mid Cap Stock Funds - Class R6) | (Wells Fargo Advantage Discovery Fund) | Russell 2500��� Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.13%
5 Year	4.07%
10 Year	10.55%
(WFA Small to Mid Cap Stock Funds - Class R6) | (Wells Fargo Advantage Discovery Fund) | Class R6
Average Annual Return:
1 Year	16.28%
5 Year	4.61%
10 Year	11.59%
Inception Date of Share Class	Jun 28, 2013
(WFA Small to Mid Cap Stock Funds - Class R6) | (Wells Fargo Advantage Special Mid Cap Value Fund) | Russell Midcap�� Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	18.51%
5 Year	3.79%
10 Year	10.63%
(WFA Small to Mid Cap Stock Funds - Class R6) | (Wells Fargo Advantage Special Mid Cap Value Fund) | Class R6
Average Annual Return:
1 Year	18.91%
5 Year	5.82%
10 Year	10.76%
Inception Date of Share Class	Jun 28, 2013
(WFA Small Cap Value Fund - Class R6) | (Wells Fargo Advantage Small Cap Value Fund) | Russell 2000�� Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	18.05%
5 Year	3.55%
10 Year	9.50%
(WFA Small Cap Value Fund - Class R6) | (Wells Fargo Advantage Small Cap Value Fund) | Class R6
Average Annual Return:
1 Year	13.63%
5 Year	3.61%
10 Year	11.84%
Inception Date of Share Class	Jun 28, 2013
(WFA International Equity Funds - Class R6) | (Wells Fargo Advantage Emerging Markets Equity Fund) | MSCI Emerging Markets Index (Net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	18.22%
5 Year	(0.92%)
10 Year	16.52%
(WFA International Equity Funds - Class R6) | (Wells Fargo Advantage Emerging Markets Equity Fund) | Class R6
Average Annual Return:
1 Year	12.94%
5 Year	1.69%
10 Year	18.15%
Inception Date of Share Class	Jun 28, 2013
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Dow Jones Global Target Today Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	5.44%
5 Year	5.29%
10 Year	6.05%
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Year	5.95%
10 Year	5.18%
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Year	2.04%
10 Year	7.68%
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Class R
Average Annual Return:
1 Year	(1.47%)
5 Year	3.02%
10 Year	4.42%
Inception Date of Share Class	Jun 29, 2013
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Year	5.95%
10 Year	5.18%
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Dow Jones Global Target 2010 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.40%
5 Year	4.42%
10 Year	7.25%
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Year	2.04%
10 Year	7.68%
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Class R
Average Annual Return:
1 Year	(0.61%)
5 Year	2.18%
10 Year	4.88%
Inception Date of Share Class	Jun 29, 2013
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Year	5.95%
Since Inception	6.49%	[1]
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Dow Jones Global Target 2015 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.65%
5 Year	3.85%
Since Inception	4.15%	[1]
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Year	2.04%
Since Inception	1.51%	[1]
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Class R
Average Annual Return:
1 Year	6.87%
5 Year	3.08%
Since Inception	3.34%	[1]
Inception Date of Share Class	Jun 28, 2013
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Year	5.95%
10 Year	5.18%
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Year	2.04%
10 Year	7.68%
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Dow Jones Global Target 2020 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	9.23%
5 Year	3.32%
10 Year	8.45%
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Class R
Average Annual Return:
1 Year	2.12%
5 Year	1.22%
10 Year	5.44%
Inception Date of Share Class	Jun 29, 2013
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Dow Jones Global Target 2025 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	10.94%
5 Year	2.92%
Since Inception	2.89%	[1]
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Year	5.95%
Since Inception	6.49%	[1]
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Year	2.04%
Since Inception	1.51%	[1]
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Class R
Average Annual Return:
1 Year	10.22%
5 Year	2.40%
Since Inception	2.22%	[1]
Inception Date of Share Class	Jun 28, 2013
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Year	5.95%
10 Year	5.18%
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Dow Jones Global Target 2030 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	12.56%
5 Year	2.52%
10 Year	9.40%
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Year	2.04%
10 Year	7.68%
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Class R
Average Annual Return:
1 Year	5.28%
5 Year	0.55%
10 Year	5.90%
Inception Date of Share Class	Jun 29, 2013
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Dow Jones Global Target 2035 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	13.92%
5 Year	2.22%
Since Inception	1.98%	[1]
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Year	5.95%
Since Inception	6.49%	[1]
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Year	2.04%
Since Inception	1.51%	[1]
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Class R
Average Annual Return:
1 Year	13.18%
5 Year	1.75%
Since Inception	1.39%	[1]
Inception Date of Share Class	Jun 28, 2013
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Year	5.95%
10 Year	5.18%
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Dow Jones Global Target 2040 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	14.88%
5 Year	2.09%
10 Year	9.61%
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Year	2.04%
10 Year	7.68%
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Class R
Average Annual Return:
1 Year	7.43%
5 Year	0.18%
10 Year	6.41%
Inception Date of Share Class	Jun 29, 2013
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Year	5.95%
Since Inception	6.49%	[1]
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Dow Jones Global Target 2045 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.32%
5 Year	2.12%
Since Inception	1.83%	[1]
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Year	2.04%
Since Inception	1.51%	[1]
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Class R
Average Annual Return:
1 Year	14.64%
5 Year	1.75%
Since Inception	1.32%	[1]
Inception Date of Share Class	Jun 28, 2013
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Dow Jones Global Target 2050 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.35%
5 Year	2.13%
Since Inception	1.83%	[1]
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Year	5.95%
Since Inception	6.49%	[1]
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Year	2.04%
Since Inception	1.51%	[1]
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Class R
Average Annual Return:
1 Year	14.65%
5 Year	1.69%
Since Inception	1.29%	[1]
Inception Date of Share Class	Jun 28, 2013
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2055 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Year
Since Inception	6.16%	[2]
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2055 Fund) | Dow Jones Global Target 2055 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.35%
5 Year
Since Inception	3.47%	[2]
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2055 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Year
Since Inception	6.92%	[2]
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2055 Fund) | Class R
Average Annual Return:
1 Year	14.72%
5 Year
Since Inception	3.28%	[2]
Inception Date of Share Class	Jun 30, 2011

[1]	Performance Since 6/29/2007
[2]	Performance Since 6/30/2011

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2012
Registrant Name	dei_EntityRegistrantName	WELLS FARGO FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001081400
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 6, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jun 6, 2013
Prospectus Date	rr_ProspectusDate	Jun 6, 2013
(WFA Small to Mid Cap Stock Funds - Class R6) | (Wells Fargo Advantage Common Stock Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-01-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 30% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest at least 80% of the Fund's net assets in common stocks and up to 25% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments. We invest principally in common stocks of small-and medium-capitalization foreign and domestic companies, which we define as those with market capitalizations falling within the ranges of the Russell 2000�� Index and the Russell Midcap�� Index. The ranges of the Russell 2000�� Index and the Russell Midcap�� Index were approximately $101 million to $2.6 billion and $1.3 billion to $20.8 billion respectively, as of May 31, 2012, and are expected to change frequently.

We invest principally in common stocks of small-and medium-capitalization companies that we believe are underpriced yet have attractive growth prospects. Our analysis is based on the determination of a company's "private market price," which is the price an investor would be willing to pay for the entire company. We determine a company's private market price based upon several different types of analysis. We carry out a fundamental analysis of a company's cash flows, asset valuations, competitive factors, and other industry specific factors. We also gauge the company's management strength, financial health, and growth potential in determining a company's private market price. We place an emphasis on company management, even meeting with management in certain situations. Finally, we focus on the long-term strategic direction of the company. We then compare the private market price as determined by these factors to the company's public market capitalization, and invest in the securities of those companies where we believe there is a significant gap between the two.

We may sell an investment when its price no longer compares favorably with the company's private market price. In addition, we may choose to sell an investment where the fundamentals deteriorate or the strategy of the management or the management itself changes.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Class R6	[7]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 2nd Quarter 2009 +20.42%

Lowest Quarter:  4th Quarter 2008 -25.75%

Year-to-date total return as of 3/31/2013 +9.74%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2012	[10]
(WFA Small to Mid Cap Stock Funds - Class R6) | (Wells Fargo Advantage Common Stock Fund) | Russell 2500��� Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.88%
5 Year	rr_AverageAnnualReturnYear05	4.34%
10 Year	rr_AverageAnnualReturnYear10	10.49%
(WFA Small to Mid Cap Stock Funds - Class R6) | (Wells Fargo Advantage Common Stock Fund) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.72%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.84%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	86
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	268
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	466
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,037
Annual Return 2003	rr_AnnualReturn2003	38.50%
Annual Return 2004	rr_AnnualReturn2004	9.67%
Annual Return 2005	rr_AnnualReturn2005	11.92%
Annual Return 2006	rr_AnnualReturn2006	15.29%
Annual Return 2007	rr_AnnualReturn2007	9.95%
Annual Return 2008	rr_AnnualReturn2008	(34.94%)
Annual Return 2009	rr_AnnualReturn2009	41.44%
Annual Return 2010	rr_AnnualReturn2010	25.17%
Annual Return 2011	rr_AnnualReturn2011	(2.08%)
Annual Return 2012	rr_AnnualReturn2012	18.73%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2013 +9.74%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.75%)
1 Year	rr_AverageAnnualReturnYear01	18.73%
5 Year	rr_AverageAnnualReturnYear05	6.01%
10 Year	rr_AverageAnnualReturnYear10	11.18%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 28, 2013
(WFA Small to Mid Cap Stock Funds - Class R6) | (Wells Fargo Advantage Discovery Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-01-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 104% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	104.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small- and medium-capitalization companies and up to 25% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.

We invest in equity securities of small- and medium-capitalization companies that we believe offer favorable opportunities for growth. We define small- and medium capitalization companies as those with market capitalizations at the time of purchase equal to or lower than the company with the largest market capitalization in the Russell Midcap�� Index, which was approximately $20.8 billion as of May 31, 2012, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.

We seek to identify companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. Price objectives are determined based on industry specific valuation methodologies including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization) and free cash flow yield. In addition to meeting with management, we take a surround the company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e. our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may choose to sell a holding when it no longer offers favorable growth prospects, reaches our target price, or to take advantage of a better investment opportunity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Sector Emphasis Risk. Investing a substantial portion of the Fund's assets in related industries or sectors may have greater risks because companies in these sectors may share common characteristics and may react similarly to market developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Class R6	[7]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 2nd Quarter 2008 +17.61%

Lowest Quarter:  4th Quarter 2008 -29.25%

Year-to-date total return as of 3/31/2013 +12.80%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2012	[10]
(WFA Small to Mid Cap Stock Funds - Class R6) | (Wells Fargo Advantage Discovery Fund) | Russell 2500��� Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.13%
5 Year	rr_AverageAnnualReturnYear05	4.07%
10 Year	rr_AverageAnnualReturnYear10	10.55%
(WFA Small to Mid Cap Stock Funds - Class R6) | (Wells Fargo Advantage Discovery Fund) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.71%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.82%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	84
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	262
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	455
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,014
Annual Return 2003	rr_AnnualReturn2003	38.34%
Annual Return 2004	rr_AnnualReturn2004	15.69%
Annual Return 2005	rr_AnnualReturn2005	7.54%
Annual Return 2006	rr_AnnualReturn2006	13.37%
Annual Return 2007	rr_AnnualReturn2007	22.52%
Annual Return 2008	rr_AnnualReturn2008	(43.35%)
Annual Return 2009	rr_AnnualReturn2009	38.88%
Annual Return 2010	rr_AnnualReturn2010	35.45%
Annual Return 2011	rr_AnnualReturn2011	1.11%
Annual Return 2012	rr_AnnualReturn2012	16.28%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2013 +12.80%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.25%)
1 Year	rr_AverageAnnualReturnYear01	16.28%
5 Year	rr_AverageAnnualReturnYear05	4.61%
10 Year	rr_AverageAnnualReturnYear10	11.59%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 28, 2013
(WFA Small to Mid Cap Stock Funds - Class R6) | (Wells Fargo Advantage Special Mid Cap Value Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-01-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 87% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	87.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of medium-capitalization companies. We invest principally in equity securities of medium-capitalization companies, which we define as securities of companies with market capitalizations within the range of the Russell Midcap�� Index. The market capitalization range of the Russell Midcap Index�� was from approximately $1.3 billion to $20.8 billion, as of May 31, 2012, and is expected to change frequently.

We look for significantly undervalued companies that we believe have the potential for above average capital growth with below average risk. Rigorous fundamental research drives our search for undervalued, high quality companies, defined as industry leaders with strong balance sheets and superior cash flows. We utilize quantitative screens to narrow the investment universe by assessing companies' financial statement strength and looking for high cash flows and low financial leverage. Through detailed qualitative research, we then identify stocks valued below their estimated intrinsic value with hidden opportunities for above-average appreciation. Typical investments include stocks of companies that have low price-to-earnings ratios, are generally out of favor in the marketplace, are selling significantly below their stated or replacement book value or are undergoing a reorganization or other corporate action that may create above-average price appreciation. We regularly review the investments of the portfolio and may sell a portfolio holding when a stock's price nears its intrinsic value appreciation target, the macro environment becomes unfavorable, short-term downside risks increase, the company's fundamentals have deteriorated or we identify a more attractive investment opportunity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Class R6	[7]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 2nd Quarter 2003 +21.73%

Lowest Quarter:  4th Quarter 2008 -21.80%

Year-to-date total return as of 3/31/2013 +14.67%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2012	[10]
(WFA Small to Mid Cap Stock Funds - Class R6) | (Wells Fargo Advantage Special Mid Cap Value Fund) | Russell Midcap�� Value Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.51%
5 Year	rr_AverageAnnualReturnYear05	3.79%
10 Year	rr_AverageAnnualReturnYear10	10.63%
(WFA Small to Mid Cap Stock Funds - Class R6) | (Wells Fargo Advantage Special Mid Cap Value Fund) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.83%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	85
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	265
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	460
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,025
Annual Return 2003	rr_AnnualReturn2003	40.66%
Annual Return 2004	rr_AnnualReturn2004	21.18%
Annual Return 2005	rr_AnnualReturn2005	8.22%
Annual Return 2006	rr_AnnualReturn2006	18.78%
Annual Return 2007	rr_AnnualReturn2007	(4.45%)
Annual Return 2008	rr_AnnualReturn2008	(29.78%)
Annual Return 2009	rr_AnnualReturn2009	32.43%
Annual Return 2010	rr_AnnualReturn2010	20.68%
Annual Return 2011	rr_AnnualReturn2011	(0.56%)
Annual Return 2012	rr_AnnualReturn2012	18.91%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2013 +14.67%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.67%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.80%)
1 Year	rr_AverageAnnualReturnYear01	18.91%
5 Year	rr_AverageAnnualReturnYear05	5.82%
10 Year	rr_AverageAnnualReturnYear10	10.76%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 28, 2013
(WFA Small Cap Value Fund - Class R6) | (Wells Fargo Advantage Small Cap Value Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Investment Objective The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-02-28
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of small-capitalization companies; and

  up to 30% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500��� Index at the time of purchase. The market capitalization range of the Russell 2500��� Index was $101 million to $6.345 billion, as of May 31, 2012, and is expected to change frequently. We may also invest in equity securities of foreign issuers including ADRs and similar investments. As a hedging strategy, the Fund may write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future. Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore, we may use options to enhance return.

We employ a multi-faceted investment process that consists of quantitative idea generation and rigorous fundamental research. This process involves identifying companies that we believe exhibit attractive valuation characteristics and warrant further research. We then conduct fundamental research to find securities in small-capitalization companies with a positive dynamic for change that could move the price of such securities higher. The positive dynamic may include a change in management team, a new product or service, corporate restructuring, an improved business plan, a change in the regulatory environment, or the right time for the industry in its market cycle. We typically sell a security when its fundamentals deteriorate, its relative valuation versus the peer group and market becomes expensive, or for risk management considerations. We believe the combination of buying the securities of undervalued small-capitalization companies with positive dynamics for change limits our downside risk while allowing us to potentially participate in significant upside appreciation in the price of such securities.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. Use of hedging techniques cannot protect against exchange rate risk perfectly. If the Fund's adviser is incorrect in its judgment of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Options Risk. An investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A Fund that purchases options is subject to the risk of a complete loss of premiums, while a Fund that writes options could be in a worse position than it would have been had it not written the option. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Class R6	[7]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 2nd Quarter 2003 +22.53%

Lowest Quarter:  4th Quarter 2008 -24.80%

Year-to-date total return as of 3/31/2013 +9.78%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2012	[10]
(WFA Small Cap Value Fund - Class R6) | (Wells Fargo Advantage Small Cap Value Fund) | Russell 2000�� Value Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.05%
5 Year	rr_AverageAnnualReturnYear05	3.55%
10 Year	rr_AverageAnnualReturnYear10	9.50%
(WFA Small Cap Value Fund - Class R6) | (Wells Fargo Advantage Small Cap Value Fund) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.87%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	279
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	486
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,082
Annual Return 2003	rr_AnnualReturn2003	48.70%
Annual Return 2004	rr_AnnualReturn2004	20.09%
Annual Return 2005	rr_AnnualReturn2005	15.03%
Annual Return 2006	rr_AnnualReturn2006	12.99%
Annual Return 2007	rr_AnnualReturn2007	10.52%
Annual Return 2008	rr_AnnualReturn2008	(38.06%)
Annual Return 2009	rr_AnnualReturn2009	52.61%
Annual Return 2010	rr_AnnualReturn2010	19.84%
Annual Return 2011	rr_AnnualReturn2011	(7.21%)
Annual Return 2012	rr_AnnualReturn2012	13.63%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2013 +9.78%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.78%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.80%)
1 Year	rr_AverageAnnualReturnYear01	13.63%
5 Year	rr_AverageAnnualReturnYear05	3.61%
10 Year	rr_AverageAnnualReturnYear10	11.84%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 28, 2013
(WFA International Equity Funds - Class R6) | (Wells Fargo Advantage Emerging Markets Equity Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-02-28
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in emerging market equity securities.

We invest principally in equity or other listed securities of emerging market companies. We consider emerging market companies to include companies that are traded in, have their primary operations in, are domiciled in or derive a majority of their revenue from emerging market countries as defined by the MSCI Emerging Markets Index. We may use futures to manage risk or to enhance return. The Fund may have exposure to stocks across all capitalizations and styles and will be diversified across countries and sectors.

Utilizing a bottom-up stock selection process, we seek to invest in quality companies at prices below their intrinsic value. From the available stock universe we focus only on those quality companies that are able to sustain high profitability over a long period of time for reasons we can understand. Such companies not only create value for investors from profitable investment of retained earnings and dividend payout, but also preserve value and protect investors from the risk of permanent capital loss. Among the characteristics we seek in high-quality companies are strong competitive position, demonstrable financial strength and profitability, quality management dedicated to public shareholders' interest, and favorable growth prospect supported by major long-term trends. We place an equal emphasis on understanding each company's intrinsic value and will only invest when a company's stock trades at a meaningful discount to this value. We do not attempt to anticipate or react to short term market fluctuations, but instead seek to take advantage of periodic market inefficiencies to buy the high quality companies at prices below our assessment of their intrinsic value. We have a disciplined approach to the monitoring and sale of holdings and our decisions to trim or sell out of positions may be triggered when a stock price exceeds its intrinsic value or when there is a material deterioration in the fundamentals of the company.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Larger Company Securities Risk. Securities of companies with larger market capitalizations may underperform securities of companies with smaller and mid-sized market capitalizations in certain economic environments.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regional Risk. The Fund's investments may be concentrated in a specific geographical region and thus, may be more adversely affected by events in that region than investments of a fund that does not have such a regional focus.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Class R6	[7]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 2nd Quarter 2009 +31.91%

Lowest Quarter:  3rd Quarter 2008 -24.75%

Year-to-date total return as of 3/31/2013 -1.64%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2012	[10]
(WFA International Equity Funds - Class R6) | (Wells Fargo Advantage Emerging Markets Equity Fund) | MSCI Emerging Markets Index (Net) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.22%
5 Year	rr_AverageAnnualReturnYear05	(0.92%)
10 Year	rr_AverageAnnualReturnYear10	16.52%
(WFA International Equity Funds - Class R6) | (Wells Fargo Advantage Emerging Markets Equity Fund) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.02%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.20%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	382
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	663
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,464
Annual Return 2003	rr_AnnualReturn2003	58.17%
Annual Return 2004	rr_AnnualReturn2004	18.10%
Annual Return 2005	rr_AnnualReturn2005	32.90%
Annual Return 2006	rr_AnnualReturn2006	46.72%
Annual Return 2007	rr_AnnualReturn2007	33.79%
Annual Return 2008	rr_AnnualReturn2008	(47.47%)
Annual Return 2009	rr_AnnualReturn2009	73.25%
Annual Return 2010	rr_AnnualReturn2010	22.71%
Annual Return 2011	rr_AnnualReturn2011	(13.77%)
Annual Return 2012	rr_AnnualReturn2012	12.94%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2013 -1.64%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.64%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.75%)
1 Year	rr_AverageAnnualReturnYear01	12.94%
5 Year	rr_AverageAnnualReturnYear05	1.69%
10 Year	rr_AverageAnnualReturnYear10	18.15%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 28, 2013
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target Today Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target Today Index���.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target Today Index���.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target Today Index���. Similar to the methodology of the index, the Fund's investment strategy is to maintain a relatively fixed level of potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. The Wells Fargo Advantage Dow Jones Target Today Fund is the most conservative Fund within the Wells Fargo Advantage Dow Jones Target Date Funds series. Within the series, each Fund's target year serves as a guide to the relative market risk exposure of the Fund's allocation of assets among equity, fixed income and money market instruments asset classes, and your decision to invest in this or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "Today" designation in the Fund's name corresponds to the naming convention of the Dow Jones Target Today Index���, an index designed to represent the targeted level of relative market risk exposure 10 years past a dated Fund's targeted year. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time. In addition, there is no guarantee that an investor's investment in the Fund will provide income adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target Today Index��� by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target Today Index���, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target Today Index���. As of February 28, 2013, the Dow Jones Target Today Index��� included equity, fixed income and money market securities in the weights of 15%, 80% and 5%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Class R	[8]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 2nd Quarter 2003 +7.24%

Lowest Quarter:  3rd Quarter 2008 -3.37%

Year-to-date total return as of 3/31/2013 is +0.18%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2012	[11]
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Dow Jones Global Target Today Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.44%
5 Year	rr_AverageAnnualReturnYear05	5.29%
10 Year	rr_AverageAnnualReturnYear10	6.05%
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.21%
5 Year	rr_AverageAnnualReturnYear05	5.95%
10 Year	rr_AverageAnnualReturnYear10	5.18%
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Year	rr_AverageAnnualReturnYear05	2.04%
10 Year	rr_AverageAnnualReturnYear10	7.68%
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.24%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.06%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	108
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	367
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	676
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,553
Annual Return 2003	rr_AnnualReturn2003	11.40%
Annual Return 2004	rr_AnnualReturn2004	5.10%
Annual Return 2005	rr_AnnualReturn2005	2.29%
Annual Return 2006	rr_AnnualReturn2006	5.12%
Annual Return 2007	rr_AnnualReturn2007	5.59%
Annual Return 2008	rr_AnnualReturn2008	(3.65%)
Annual Return 2009	rr_AnnualReturn2009	9.05%
Annual Return 2010	rr_AnnualReturn2010	7.51%
Annual Return 2011	rr_AnnualReturn2011	4.22%
Annual Return 2012	rr_AnnualReturn2012	4.56%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2013 is +0.18%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.18%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.37%)
1 Year	rr_AverageAnnualReturnYear01	(1.47%)
5 Year	rr_AverageAnnualReturnYear05	3.02%
10 Year	rr_AverageAnnualReturnYear10	4.42%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 29, 2013
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2010 Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2010 Index���.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2010 Index���.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2010 Index���. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2010 Index���. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2010 Index��� by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2010 Index���, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2010 Index���. As the Fund has now reached its target year, its risk exposure approaches 27% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2010 Index��� included equity, fixed income and money market securities in the weights of 23%, 73% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Class R	[8]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 2nd Quarter 2003 +9.19%

Lowest Quarter:  3rd Quarter 2008 -5.59%

Year-to-date total return as of 3/31/2013 is +0.83%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2012	[11]
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.21%
5 Year	rr_AverageAnnualReturnYear05	5.95%
10 Year	rr_AverageAnnualReturnYear10	5.18%
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Dow Jones Global Target 2010 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.40%
5 Year	rr_AverageAnnualReturnYear05	4.42%
10 Year	rr_AverageAnnualReturnYear10	7.25%
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Year	rr_AverageAnnualReturnYear05	2.04%
10 Year	rr_AverageAnnualReturnYear10	7.68%
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.24%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.08%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	371
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	680
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,557
Annual Return 2003	rr_AnnualReturn2003	15.56%
Annual Return 2004	rr_AnnualReturn2004	6.62%
Annual Return 2005	rr_AnnualReturn2005	2.94%
Annual Return 2006	rr_AnnualReturn2006	6.97%
Annual Return 2007	rr_AnnualReturn2007	6.58%
Annual Return 2008	rr_AnnualReturn2008	(11.24%)
Annual Return 2009	rr_AnnualReturn2009	12.31%
Annual Return 2010	rr_AnnualReturn2010	8.60%
Annual Return 2011	rr_AnnualReturn2011	3.48%
Annual Return 2012	rr_AnnualReturn2012	5.48%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2013 is +0.83%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.59%)
1 Year	rr_AverageAnnualReturnYear01	(0.61%)
5 Year	rr_AverageAnnualReturnYear05	2.18%
10 Year	rr_AverageAnnualReturnYear10	4.88%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 29, 2013
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2015 Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2015 Index���.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2015 Index���.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2015 Index���. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2015 Index���. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2015 Index��� by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2015 Index���, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2015 Index���. By the time the Fund reaches its target year in 2015, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2015 Index��� included equity, fixed income and money market securities in the weights of 32%, 64% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Class R	[9]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 2nd Quarter 2009 +10.10%

Lowest Quarter:  4th Quarter 2008 -7.20%

Year-to-date total return as of 3/31/2013 is +1.78%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2012	[12]
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.21%
5 Year	rr_AverageAnnualReturnYear05	5.95%
Since Inception	rr_AverageAnnualReturnSinceInception	6.49%	[13]
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Dow Jones Global Target 2015 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.65%
5 Year	rr_AverageAnnualReturnYear05	3.85%
Since Inception	rr_AverageAnnualReturnSinceInception	4.15%	[13]
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Year	rr_AverageAnnualReturnYear05	2.04%
Since Inception	rr_AverageAnnualReturnSinceInception	1.51%	[13]
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.24%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.09%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	111
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	373
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	682
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,558
Annual Return 2008	rr_AnnualReturn2008	(16.56%)
Annual Return 2009	rr_AnnualReturn2009	15.73%
Annual Return 2010	rr_AnnualReturn2010	9.91%
Annual Return 2011	rr_AnnualReturn2011	2.60%
Annual Return 2012	rr_AnnualReturn2012	6.87%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2013 is +1.78%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.78%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.20%)
1 Year	rr_AverageAnnualReturnYear01	6.87%
5 Year	rr_AverageAnnualReturnYear05	3.08%
Since Inception	rr_AverageAnnualReturnSinceInception	3.34%	[13]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 28, 2013
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2020 Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2020 Index���.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 32% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2020 Index���.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2020 Index���. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2020 Index���. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2020 Index��� by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2020 Index���, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2020 Index���. By the time the Fund reaches its target year in 2020, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2020 Index��� included equity, fixed income and money market securities in the weights of 44%, 52% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Class R	[8]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 2nd Quarter 2009 +12.41%

Lowest Quarter:  4th Quarter 2008 -10.77%

Year-to-date total return as of 3/31/2013 is +3.01%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2012	[11]
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.21%
5 Year	rr_AverageAnnualReturnYear05	5.95%
10 Year	rr_AverageAnnualReturnYear10	5.18%
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Year	rr_AverageAnnualReturnYear05	2.04%
10 Year	rr_AverageAnnualReturnYear10	7.68%
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Dow Jones Global Target 2020 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.23%
5 Year	rr_AverageAnnualReturnYear05	3.32%
10 Year	rr_AverageAnnualReturnYear10	8.45%
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.22%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.11%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	113
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	375
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	679
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,543
Annual Return 2003	rr_AnnualReturn2003	19.66%
Annual Return 2004	rr_AnnualReturn2004	8.23%
Annual Return 2005	rr_AnnualReturn2005	4.33%
Annual Return 2006	rr_AnnualReturn2006	10.67%
Annual Return 2007	rr_AnnualReturn2007	6.93%
Annual Return 2008	rr_AnnualReturn2008	(22.31%)
Annual Return 2009	rr_AnnualReturn2009	18.98%
Annual Return 2010	rr_AnnualReturn2010	11.24%
Annual Return 2011	rr_AnnualReturn2011	1.18%
Annual Return 2012	rr_AnnualReturn2012	8.37%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2013 is +3.01%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.77%)
1 Year	rr_AverageAnnualReturnYear01	2.12%
5 Year	rr_AverageAnnualReturnYear05	1.22%
10 Year	rr_AverageAnnualReturnYear10	5.44%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 29, 2013
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2025 Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2025 Index���.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2025 Index���.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2025 Index���. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2025 Index���. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2025 Index��� by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2025 Index���, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2025 Index���. By the time the Fund reaches its target year in 2025, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2025 Index��� included equity, fixed income and money market securities in the weights of 56%, 40% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Class R	[9]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 2nd Quarter 2009 +15.11%

Lowest Quarter:  4th Quarter 2008 -14.31%

Year-to-date total return as of 3/31/2013 is +4.20%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2012	[12]
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Dow Jones Global Target 2025 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.94%
5 Year	rr_AverageAnnualReturnYear05	2.92%
Since Inception	rr_AverageAnnualReturnSinceInception	2.89%	[13]
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.21%
5 Year	rr_AverageAnnualReturnYear05	5.95%
Since Inception	rr_AverageAnnualReturnSinceInception	6.49%	[13]
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Year	rr_AverageAnnualReturnYear05	2.04%
Since Inception	rr_AverageAnnualReturnSinceInception	1.51%	[13]
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.23%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.11%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	113
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	375
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	679
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,543
Annual Return 2008	rr_AnnualReturn2008	(26.71%)
Annual Return 2009	rr_AnnualReturn2009	23.56%
Annual Return 2010	rr_AnnualReturn2010	13.01%
Annual Return 2011	rr_AnnualReturn2011	(0.20%)
Annual Return 2012	rr_AnnualReturn2012	10.22%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2013 is +4.20%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.31%)
1 Year	rr_AverageAnnualReturnYear01	10.22%
5 Year	rr_AverageAnnualReturnYear05	2.40%
Since Inception	rr_AverageAnnualReturnSinceInception	2.22%	[13]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 28, 2013
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2030 Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2030 Index���.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2030 Index���.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2030 Index���. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2030 Index���. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2030 Index��� by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2030 Index���, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2030 Index���. By the time the Fund reaches its target year in 2030, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2030 Index��� included equity, fixed income and money market securities in the weights of 68%, 28% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Class R	[8]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 2nd Quarter 2009 +17.61%

Lowest Quarter:  4th Quarter 2008 -17.43%

Year-to-date total return as of 3/31/2013 is +5.37%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2012	[11]
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.21%
5 Year	rr_AverageAnnualReturnYear05	5.95%
10 Year	rr_AverageAnnualReturnYear10	5.18%
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Dow Jones Global Target 2030 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.56%
5 Year	rr_AverageAnnualReturnYear05	2.52%
10 Year	rr_AverageAnnualReturnYear10	9.40%
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Year	rr_AverageAnnualReturnYear05	2.04%
10 Year	rr_AverageAnnualReturnYear10	7.68%
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.22%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.12%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	114
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	378
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	684
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,554
Annual Return 2003	rr_AnnualReturn2003	23.50%
Annual Return 2004	rr_AnnualReturn2004	9.87%
Annual Return 2005	rr_AnnualReturn2005	5.23%
Annual Return 2006	rr_AnnualReturn2006	12.74%
Annual Return 2007	rr_AnnualReturn2007	7.28%
Annual Return 2008	rr_AnnualReturn2008	(31.75%)
Annual Return 2009	rr_AnnualReturn2009	27.37%
Annual Return 2010	rr_AnnualReturn2010	14.40%
Annual Return 2011	rr_AnnualReturn2011	(1.90%)
Annual Return 2012	rr_AnnualReturn2012	11.74%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2013 is +5.37%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.43%)
1 Year	rr_AverageAnnualReturnYear01	5.28%
5 Year	rr_AverageAnnualReturnYear05	0.55%
10 Year	rr_AverageAnnualReturnYear10	5.90%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 29, 2013
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2035 Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2035 Index���.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2035 Index���.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2035 Index���. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2035 Index���. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2035 Index��� by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2035 Index���, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2035 Index���. By the time the Fund reaches its target year in 2035, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2035 Index��� included equity, fixed income and money market securities in the weights of 79%, 17% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Class R	[9]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 2nd Quarter 2009 +19.42%

Lowest Quarter:  4th Quarter 2008 -19.38%

Year-to-date total return as of 3/31/2013 is +6.40%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2012	[12]
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Dow Jones Global Target 2035 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.92%
5 Year	rr_AverageAnnualReturnYear05	2.22%
Since Inception	rr_AverageAnnualReturnSinceInception	1.98%	[13]
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.21%
5 Year	rr_AverageAnnualReturnYear05	5.95%
Since Inception	rr_AverageAnnualReturnSinceInception	6.49%	[13]
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Year	rr_AverageAnnualReturnYear05	2.04%
Since Inception	rr_AverageAnnualReturnSinceInception	1.51%	[13]
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.24%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.13%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	115
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	382
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	693
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,575
Annual Return 2008	rr_AnnualReturn2008	(34.05%)
Annual Return 2009	rr_AnnualReturn2009	30.50%
Annual Return 2010	rr_AnnualReturn2010	15.66%
Annual Return 2011	rr_AnnualReturn2011	(3.18%)
Annual Return 2012	rr_AnnualReturn2012	13.18%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2013 is +6.40%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.38%)
1 Year	rr_AverageAnnualReturnYear01	13.18%
5 Year	rr_AverageAnnualReturnYear05	1.75%
Since Inception	rr_AverageAnnualReturnSinceInception	1.39%	[13]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 28, 2013
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2040 Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2040 Index���.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2040 Index���.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2040 Index���. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2040 Index���. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2040 Index��� by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2040 Index���, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2040 Index���. By the time the Fund reaches its target year in 2040, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2040 Index��� included equity, fixed income and money market securities in the weights of 86%, 10% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Class R	[8]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 2nd Quarter 2009 +20.62%

Lowest Quarter:  4th Quarter 2008 -20.87%

Year-to-date total return as of 3/31/2013 is +7.17%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2012	[11]
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.21%
5 Year	rr_AverageAnnualReturnYear05	5.95%
10 Year	rr_AverageAnnualReturnYear10	5.18%
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Dow Jones Global Target 2040 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.88%
5 Year	rr_AverageAnnualReturnYear05	2.09%
10 Year	rr_AverageAnnualReturnYear10	9.61%
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Year	rr_AverageAnnualReturnYear05	2.04%
10 Year	rr_AverageAnnualReturnYear10	7.68%
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.23%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.13%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	115
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	381
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	690
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,566
Annual Return 2003	rr_AnnualReturn2003	27.08%
Annual Return 2004	rr_AnnualReturn2004	11.18%
Annual Return 2005	rr_AnnualReturn2005	6.03%
Annual Return 2006	rr_AnnualReturn2006	14.55%
Annual Return 2007	rr_AnnualReturn2007	7.41%
Annual Return 2008	rr_AnnualReturn2008	(36.36%)
Annual Return 2009	rr_AnnualReturn2009	32.37%
Annual Return 2010	rr_AnnualReturn2010	16.35%
Annual Return 2011	rr_AnnualReturn2011	(4.19%)
Annual Return 2012	rr_AnnualReturn2012	14.02%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2013 is +7.17%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.87%)
1 Year	rr_AverageAnnualReturnYear01	7.43%
5 Year	rr_AverageAnnualReturnYear05	0.18%
10 Year	rr_AverageAnnualReturnYear10	6.41%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 29, 2013
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2045 Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2045 Index���.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2045 Index���.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2045 Index���. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2045 Index���. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2045 Index��� by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2045 Index���, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2045 Index���. By the time the Fund reaches its target year in 2045, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2045 Index��� included equity, fixed income and money market securities in the weights of 90%, 6% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Class R	[9]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 2nd Quarter 2009 +20.43%

Lowest Quarter:  4th Quarter 2008 -20.31%

Year-to-date total return as of 3/31/2013 is +7.61%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2012	[12]
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.21%
5 Year	rr_AverageAnnualReturnYear05	5.95%
Since Inception	rr_AverageAnnualReturnSinceInception	6.49%	[13]
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Dow Jones Global Target 2045 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.32%
5 Year	rr_AverageAnnualReturnYear05	2.12%
Since Inception	rr_AverageAnnualReturnSinceInception	1.83%	[13]
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Year	rr_AverageAnnualReturnYear05	2.04%
Since Inception	rr_AverageAnnualReturnSinceInception	1.51%	[13]
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.13%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	115
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	385
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	703
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,603
Annual Return 2008	rr_AnnualReturn2008	(35.58%)
Annual Return 2009	rr_AnnualReturn2009	32.66%
Annual Return 2010	rr_AnnualReturn2010	16.63%
Annual Return 2011	rr_AnnualReturn2011	(4.57%)
Annual Return 2012	rr_AnnualReturn2012	14.64%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2013 is +7.61%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.31%)
1 Year	rr_AverageAnnualReturnYear01	14.64%
5 Year	rr_AverageAnnualReturnYear05	1.75%
Since Inception	rr_AverageAnnualReturnSinceInception	1.32%	[13]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 28, 2013
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2050 Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2050 Index���.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2050 Index���.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2050 Index���. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2050 Index���. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2050 Index��� by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2050 Index���, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2050 Index���. By the time the Fund reaches its target year in 2050, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2050 Index��� included equity, fixed income and money market securities in the weights of 90%, 6% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Class R	[9]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 2nd Quarter 2009 +20.95%

Lowest Quarter:  4th Quarter 2008 -20.72%

Year-to-date total return as of 3/31/2013 is +7.63%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2012	[12]
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Dow Jones Global Target 2050 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.35%
5 Year	rr_AverageAnnualReturnYear05	2.13%
Since Inception	rr_AverageAnnualReturnSinceInception	1.83%	[13]
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.21%
5 Year	rr_AverageAnnualReturnYear05	5.95%
Since Inception	rr_AverageAnnualReturnSinceInception	6.49%	[13]
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Year	rr_AverageAnnualReturnYear05	2.04%
Since Inception	rr_AverageAnnualReturnSinceInception	1.51%	[13]
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.24%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.13%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	115
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	383
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	696
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,584
Annual Return 2008	rr_AnnualReturn2008	(35.96%)
Annual Return 2009	rr_AnnualReturn2009	32.81%
Annual Return 2010	rr_AnnualReturn2010	16.78%
Annual Return 2011	rr_AnnualReturn2011	(4.51%)
Annual Return 2012	rr_AnnualReturn2012	14.65%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2013 is +7.63%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.72%)
1 Year	rr_AverageAnnualReturnYear01	14.65%
5 Year	rr_AverageAnnualReturnYear05	1.69%
Since Inception	rr_AverageAnnualReturnSinceInception	1.29%	[13]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 28, 2013
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2055 Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to approximate, before fees and expenses, the total return of the Dow Jones Target 2055 Index���.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's total assets in equity, fixed income and money market securities designed to approximate the holdings and weightings of the securities in the Dow Jones Target 2055 Index���.

The Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target 2055 Index���. Similar to the methodology of the index, the Fund's investment strategy is to gradually reduce the Fund's potential market risk exposure over time by re-allocating the Fund's assets among these major asset classes: equity, fixed income and money market instruments. Generally, the longer the Fund's time horizon, the more of its assets are allocated to equity securities to pursue capital appreciation over the long term. As the Fund's time horizon shortens, it replaces some of its equity holdings with fixed income and money market holdings to reduce market risk and price volatility and thereby generally becomes more conservative in its asset allocation as the Fund's target year approaches and for the first 10 years after it arrives. The Fund's target year serves as a guide to the relative market risk exposure of the Fund, and your decision to invest in this Fund or another Wells Fargo Advantage Dow Jones Target Date Fund with a different target year and market risk exposure depends upon your individual risk tolerance, among other factors.

The "target year" designated in the Fund's name is the same as the year in the name of the Dow Jones Target 2055 Index���. Although the individual goals of each investor with respect to a target year vary, an investor may intend for the target year to represent the approximate year in or around which the investor plans to begin withdrawing a portion or all of the investor's investment in the Fund and/or stop making new investments to the Fund. The Fund's goals may not align with the goals of an investor that seeks to begin to withdraw a portion or all of the investor's investment in the Fund significantly before or after the Fund's target year. In this respect, the Fund's goals may more closely align with an investor that intends to begin gradually withdrawing the value of the investor's account on or around the target year. In addition, the Fund will not have its most conservative asset allocation in the Fund's target year, which may not align with an investor's plan for withdrawing the investor's investment. The principal value of an investor's investment in the Fund is not guaranteed, and an investor may experience losses, at any time, including near, at or after the target year designated in the Fund's name. In addition, there is no guarantee that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's goals.

Currently, the master portfolios in which the Fund invests are the Wells Fargo Advantage Diversified Stock Portfolio, the Wells Fargo Advantage Diversified Fixed Income Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of the Dow Jones Target 2055 Index��� by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively, which securities may include, among others, growth and value stocks, foreign and emerging market equity investments, and securities of smaller companies, as well as debt securities, including corporate bonds, mortgage- and asset-backed securities and U.S. and foreign government obligations. The Diversified Stock Portfolio may also use derivatives, such as stock index futures in order to manage movements of the portfolio against certain indexes. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Fund invests in the Short-Term Investment Portfolio to represent the cash component of the Dow Jones Target Date Indexes, but unlike the cash component of the Dow Jones Target 2055 Index���, the Portfolio does not seek to replicate the Barclays 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Fund and the Dow Jones Target 2055 Index���. By the time the Fund reaches its target year in 2055, its risk exposure will approach 28% of the risk of the global equity market. The Fund will not reach its lowest risk exposure of 20% of the risk of the global equity market until ten years past the Fund's target year. To measure the Fund's risk and the risk of the global equity market, we use a statistical method known as below-mean semi-variance, which quantifies portfolio risk levels by measuring only the below-average outcomes. This method is designed to provide a more useful and nuanced picture of the Fund's risk profile. As of February 28, 2013, the Dow Jones Target 2055 Index��� included equity, fixed income and money market securities in the weights of 90%, 6% and 4%, respectively, which represent the percentage breakdown of the Fund's assets across the Diversified Stock, Diversified Fixed Income and Short-Term Investment Portfolios, respectively, as of such date, and may change over time. The Fund reserves the right to change its percentage allocation among the Portfolios as we deem necessary to meet its investment objective.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Allocation Methodology Risk. A Fund is subject to the risk that the allocation methodology of the Dow Jones Target Date Index will not meet an investor's goals because it will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of the investor's investment in the Fund or it may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving the investor's income and appreciation goals.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Index Tracking Risk. The ability to track an index may be affected by, among other things, transaction costs and shareholder purchases and redemptions.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest such prepaid funds at lower prevailing interest rates, resulting in reduced returns.

Multi-Style Management Risk. The management of the Fund's portfolio using different investment styles can result in higher transaction costs and lower tax efficiency than other funds which adhere to a single investment style.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Class R	[9]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 1st Quarter 2012 +11.15%

Lowest Quarter:  2nd Quarter 2012  -4.43%

Year-to-date total return as of 3/31/2013 is +7.54%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2012	[12]
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2055 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.21%
5 Year	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	6.16%	[14]
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2055 Fund) | Dow Jones Global Target 2055 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.35%
5 Year	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	3.47%	[14]
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2055 Fund) | Russell 3000�� Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Year	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	6.92%	[14]
(WFA Dow Jones Target Date Funds - Class R) | (Wells Fargo Advantage Dow Jones Target 2055 Fund) | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.08%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.72%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.13%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	115
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	438
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	862
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,047
Annual Return 2012	rr_AnnualReturn2012	14.72%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2013 is +7.54%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.54%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 1st Quarter 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 2nd Quarter 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.43%)
1 Year	rr_AverageAnnualReturnYear01	14.72%
5 Year	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	3.28%	[14]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 30, 2011
[1]	The Adviser has committed through January 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.85% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[2]	The Adviser has committed through January 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.84% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[3]	The Adviser has committed through January 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.82% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[4]	The Adviser has committed through February 28, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.85% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[5]	The Adviser has committed through February 28, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.18% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[6]	The Adviser has committed through June 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[7]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and is not adjusted to reflect Class R6 expenses. If these expenses had been included, returns for Class R6 would be higher. The Institutional Class annual returns are substantially similar to what the Class R6 annual returns would be because the Institutional Class and Class R6 shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses.
[8]	Historical performance shown for the Class R shares prior to their inception reflects the performance of the Class A shares, and is not adjusted to reflect Class R expenses. If these expenses had been included, returns for Class R would be lower. The Class A annual returns are substantially similar to what the Class R annual returns would be because the Class A and Class R shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses.
[9]	Historical performance shown for the Class R shares prior to their inception reflects the performance of the Investor Class shares, and is not adjusted to reflect Class R expenses. If these expenses had been included, returns for Class R would be higher. The Investor Class annual returns are substantially similar to what the Class R annual returns would be because the Investor Class and Class R6 shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses.
[10]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and is not adjusted to reflect Class R6 expenses. If these expenses had been included, returns for Class R6 would be higher. The Institutional Class annual returns are substantially similar to what the Class R6 annual returns would be because the Institutional Class and Class R6 shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses.
[11]	Historical performance shown for the Class R shares prior to their inception reflects the performance of the Class A shares, includes the imposition of Class A sales charges not applicable to Class R shares, and is not adjusted to reflect Class R expenses. If Class A sales charges were not included and Class R expenses had been included, returns for Class R would be higher. The Class A annual returns are substantially similar to what the Class R annual returns would be because the Class A and Class R shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses and sales charges.
[12]	Historical performance shown for the Class R shares prior to their inception reflects the performance of the Investor Class shares, and is not adjusted to reflect Class R expenses. If these expenses had been included, returns for Class R would be higher. The Investor Class annual returns are substantially similar to what the Class R annual returns would be because the Investor Class and Class R6 shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses.
[13]	Performance Since 6/29/2007
[14]	Performance Since 6/30/2011